UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

November 30, 2012

1.810673.108

SPZ-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 72.9%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 12/7/12, VRDN (b)(e)	$ 200,000	$ 200,000
Arizona - 68.9%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series Putters 4147, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,700,000	3,700,000
Series 2008 B, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,500,000	2,500,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.17% 12/7/12, LOC Bank of America NA, VRDN (b)	4,900,000	4,900,000
Series 2008 F, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	6,100,000	6,100,000
Series 2008 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,300,000	5,300,000
Series 2008 B, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (b)	18,000,000	18,000,000
Series 2009 F, 0.16% 12/7/12, LOC Mizuho Corp. Bank Ltd. Branch, VRDN (b)	17,000,000	17,000,000
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.19% 12/7/12, LOC Bank of America NA, VRDN (b)	3,700,000	3,700,000
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.19% 12/7/12, LOC Bank of America NA, VRDN (b)	3,700,000	3,700,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.21% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	3,645,000	3,645,000
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,500,000	3,500,000
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	5,150,000	5,150,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series WF 11 138C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	9,070,000	9,070,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.35% 12/7/12, LOC Bank of America NA, VRDN (b)(e)	1,430,000	1,430,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.2% 12/3/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 11,700,000	$ 11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.23% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,500,000	3,500,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.24% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	2,399,675	2,399,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.22% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	1,500,000	1,500,000
(San Angelin Apts. Proj.) Series 2004, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	10,100,000	10,100,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.22% 12/7/12, LOC Freddie Mac, VRDN (b)(e)	9,240,000	9,240,000
(Village Square Apts. Proj.) Series 2004, 0.19% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.22% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.18% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,900,000	6,900,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 4185, 0.19% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,690,000	3,690,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Series ROC II R 12311, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.16% 12/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	9,825,000	9,825,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrace Apts. Proj.) Series 1999 A, 0.19% 12/7/12, LOC Freddie Mac, VRDN (b)	$ 1,100,000	$ 1,100,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	5,500,000	5,500,000
Series 2007 B, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000,000	10,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.35% 12/7/12, LOC Bank of America NA, VRDN (b)(e)	4,210,000	4,210,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 0.38% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	720,000	720,000
(Phoenix Expansion Proj.) Series 2002, 0.42% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,885,000	1,885,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.22% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Series A, 0.22% 12/7/12, LOC Fannie Mae, VRDN (b)(e)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.16% 12/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	3,560,000	3,560,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,400,000	2,400,000
Series EGL 07 0012, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	1,000,000	1,000,000
Series MS 3078, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (b)(f)	1,500,000	1,500,000
Series MS 3179, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,020,000	3,020,000
Series MT 737, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(f)	7,300,000	7,300,000
Series ROC II R 11980 X, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,800,000	2,800,000
Series WF 09 40C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	3,300,000	3,300,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.16% 12/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	11,080,000	11,080,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.3% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	$ 11,450,000	$ 11,450,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	3,700,000	3,700,000
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,300,000	4,300,000
		268,224,675
California - 0.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3267, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (b)(f)	1,000,000	1,000,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.4% 12/7/12, VRDN (b)	200,000	200,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.45% 12/7/12, VRDN (b)(e)	200,000	200,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.42% 12/7/12, VRDN (b)(e)	200,000	200,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.3% 12/7/12, LOC Cr. Industriel et Commercial, VRDN (b)	200,000	200,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.21% 12/7/12, LOC RBS Citizens NA, VRDN (b)	1,000,000	1,000,000
Puerto Rico - 2.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.14% 12/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	8,000,000	8,000,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.17% 12/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	2,800,000	2,800,000
		10,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Tennessee - 0.3%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.21% 12/3/12, LOC Bank of America NA, VRDN (b)	$ 1,035,000	$ 1,035,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.26% 12/7/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	500,000	500,000
TOTAL VARIABLE RATE DEMAND NOTE		283,559,675
Other Municipal Debt - 21.0%

Arizona - 20.4%
Arizona Board of Regents Arizona State Univ. Rev. Bonds Series 2012 A, 5% 7/1/13	5,000,000	5,138,799
Arizona Ctfs. of Partnership Bonds Series 2010 B, 2% 10/1/13	1,800,000	1,823,284
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/13	1,000,000	1,003,946
Arizona Trans. Board Excise Tax Rev. Bonds:
Series 2007, 5% 7/1/13	3,300,000	3,391,171
Series 2010, 5% 7/1/13	2,250,000	2,311,920
Series 2011, 5% 7/1/13	3,700,000	3,802,120
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2003 A:
5% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	2,500,000	2,569,362
5% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	500,000	513,691
Series 2006, 4% 7/1/13	1,000,000	1,021,693
Chandler Gen. Oblig. Bonds Series 2011 B, 4% 7/1/13	1,000,000	1,021,831
Maricopa County Cmnty. College District Bonds Series 2004 A, 4% 7/1/13	2,715,000	2,774,191
Mesa Util. Sys. Rev. Bonds Series 2008, 4% 7/1/13	1,500,000	1,532,901
Phoenix Civic Impt. Series 2011 B1, 0.2% 12/12/12, LOC Barclays Bank PLC, CP	5,000,000	5,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.19% 12/6/12, LOC Royal Bank of Canada, CP	3,800,000	3,800,000
Series 2012 B, 0.2% 12/4/12, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Pima County Gen. Oblig. Bonds:
Series 2011, 2% 7/1/13	1,500,000	1,515,516
Series 2012 A, 1% 7/1/13	3,700,000	3,716,302
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Pima County Swr. Sys. Rev. Bonds Series 2012 A, 2% 7/1/13 (a)	$ 3,825,000	$ 3,862,600
Salt River Proj. Agricultural Impt. Bonds 5% 12/1/12	3,700,000	3,700,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2002 B:
5% 1/1/13 (Pre-Refunded to 1/1/13 @ 100)	5,505,000	5,527,160
5% 1/1/13 (Pre-Refunded to 1/1/13 @ 100)	3,800,000	3,815,314
Series 2009 A, 5% 1/1/13	1,300,000	1,305,243
Series 2012 C, 0.18% 12/7/12, CP	15,400,000	15,400,000
Univ. of Arizona Univ. Revs. Bonds Series 2004 B, 5% 6/1/13	1,000,000	1,023,371
		79,370,415
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 12/6/12, CP mode (e)	600,000	600,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 1/9/13, CP mode	1,500,000	1,500,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series A1, 0.4% tender 12/6/12, CP mode (e)	300,000	300,000
TOTAL OTHER MUNICIPAL DEBT		81,770,415
Investment Company - 7.5%
	Shares
Fidelity Municipal Cash Central Fund, 0.17% (c)(d)	29,303,000	29,303,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $394,633,090)		394,633,090
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(5,532,968)
NET ASSETS - 100%		$ 389,100,122
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 21,983
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2012, the cost of investment securities for income tax purposes was $394,633,090.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

November 30, 2012

1.810714.108

TEM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 59.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series MT 719, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 5,810	$ 5,810
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.17% 12/3/12, VRDN (c)	7,000	7,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.45% 12/7/12, VRDN (c)(f)	39,215	39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.2% 12/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.18% 12/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.21% 12/3/12, VRDN (c)	20,800	20,800
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	39,725	39,725
Washington County Indl. Dev. Auth. Idr (Sempra Energy Proj.) Series 2007, 0.17% 12/7/12, LOC UBS AG, VRDN (c)	33,895	33,895
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.2% 12/3/12, VRDN (c)(f)	15,000	15,000
		197,245
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (c)	15,000	15,000
Participating VRDN Series Putters 4722, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.):
Series 1994 A, 0.17% 12/7/12 (ConocoPhillips Guaranteed), VRDN (c)	12,400	12,400
0.17% 12/7/12, VRDN (c)	11,000	11,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Valdez Marine Term. Rev.: - continued
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.17% 12/7/12 (ConocoPhillips Guaranteed), VRDN (c)	$ 26,000	$ 26,000
Series 1994 C, 0.22% 12/7/12 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		84,065
Arizona - 1.9%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series Putters 4147, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,220	10,220
Series 2008 B, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,620	8,620
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 F, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	22,210	22,210
(Catholic Healthcare West Proj.):
Series 2005 B, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,700	12,700
Series 2008 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,900	16,900
Series 2009 F, 0.16% 12/7/12, LOC Mizuho Corp. Bank Ltd. Branch, VRDN (c)	2,550	2,550
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.19% 12/7/12, LOC Bank of America NA, VRDN (c)	11,715	11,715
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,095	3,095
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series Putters 4155, 0.22% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,305	11,305
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.23% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,900	10,900
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.22% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
(San Angelin Apts. Proj.) Series 2004, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Fernando Apts. Proj.) Series 2004, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 14,500	$ 14,500
(San Lucas Apts. Proj.) Series 2003, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Series A2, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.22% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	2,800	2,800
(Village Square Apts. Proj.) Series 2004, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.22% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,440	16,440
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 4185, 0.19% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,940	7,940
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.22% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.22% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	2,725	2,725
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,200	5,200
Series EGL 06 0141, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series EGL 07 0012, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 13,850	$ 13,850
Series MT 737, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	27,675	27,675
Series Putters 3307, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,395	6,395
Series Putters 3467, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	23,895	23,895
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.3% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	1,000	1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	35,245	35,245
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	60,680	60,680
		496,610
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.4% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	450	450
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.21% 12/7/12, LOC Fannie Mae, VRDN (c)	7,115	7,115
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.5% 12/7/12, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.19% 12/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	8,000	8,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.18% 12/7/12, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	100,000	100,000
		149,965
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 2.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.18% 12/7/12, LOC Citibank NA, VRDN (c)	$ 41,800	$ 41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.19% 12/7/12 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,110	11,110
Series ROC II R 11974, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	36,000	36,000
Series 2003 C3, 0.16% 12/7/12, LOC Citibank NA, VRDN (c)	41,000	41,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series DB 3294, 0.19% 12/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	15,615	15,615
Series MS 3248, 0.19% 12/7/12 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	15,700	15,700
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 B, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,340	2,340
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,305	19,305
Series 2000 X2, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,800	2,800
Series 2002 J, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,725	1,725
Series 2003 H, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,225	28,225
Series 2003 M:
0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,900	25,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.): - continued
Series 2003 M:
0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 28,400	$ 28,400
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.19% 12/3/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	48,000	48,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.17% 12/7/12, LOC Citibank NA, VRDN (c)(f)	5,755	5,755
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.14% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	18,970	18,970
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.14% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	12,800	12,800
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.16% 12/7/12, LOC Citibank NA, VRDN (c)	50,000	50,000
Grossmont Healthcare District Participating VRDN Series WF 11 30C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,160	10,160
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.19% 12/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	1,500	1,500
Series Putters 2864, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Series ROC II R 11728, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MT 782, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	3,505	3,505
Series Putters 3902 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,380	3,380
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.18% 12/7/12, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	16,750	16,750
Modesto Wtr. Rev. Ctfs. of Prtn. Series 2008 A, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,870	2,870
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,530	13,530
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.16% 12/7/12, LOC Citibank NA, VRDN (c)	62,060	62,060
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	$ 67,450	$ 67,450
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A2, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,500	14,500
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,050	10,050
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.15% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,650	9,650
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	9,270	9,270
		689,600
Colorado - 2.2%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	10,295	10,295
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.21% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.21% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,350	2,350
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	30,245	30,245
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.17% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	1,075	1,075
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.2% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.22% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 29,700	$ 29,700
Series EGL 07 0037, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 07 0040, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series MT 741, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	10,520	10,520
Series ROC II R 12312, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,700	3,700
Series WF 10 37C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,595	20,595
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2004 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	29,300	29,300
Series 2008 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	51,970	51,970
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.33% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,085	5,085
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	41,900	41,900
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 12 11, 0.17% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,970	14,970
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.62% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	215	215
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.17% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	20,155	20,155
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	26,900	26,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.19% 12/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	$ 45,490	$ 45,490
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series ROC II R 14039, 0.18% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,910	5,910
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.21% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		579,985
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,610	12,610
Series 2011 B, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	34,495	34,495
		47,105
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.3% 12/3/12, VRDN (c)(f)	3,000	3,000
Series 1988, 0.3% 12/3/12, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.33% 12/7/12, VRDN (c)	4,500	4,500
Series 1994, 0.3% 12/3/12, VRDN (c)(f)	30,000	30,000
Series 1999 B, 0.48% 12/7/12, VRDN (c)(f)	9,900	9,900
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.17% 12/7/12, LOC PNC Bank NA, VRDN (c)	3,920	3,920
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.17% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		77,270
District Of Columbia - 0.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	5,770	5,770
District of Columbia Income Tax Rev. Participating VRDN:
Series Putters 3369, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Series Putters 4020, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.:
(Edmund Burke School Proj.) 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)	$ 12,790	$ 12,790
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.33% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,665	6,665
(Friends Legal Svcs. Corp. Proj.) 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)	9,885	9,885
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,400	19,400
(The AARP Foundation Proj.) Series 2004, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	10,900	10,900
(World Wildlife Fund Proj.) Series 2010, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,185	10,185
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	31,100	31,100
(Georgetown Univ. Proj.):
Series 2007 B1, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,650	10,650
Series 2007 C2, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2003 D1, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	36,270	36,270
Series 2009 D1, 0.16% 12/7/12, LOC Bank of America NA, VRDN (c)	44,720	44,720
		209,585
Florida - 4.0%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.24% 12/7/12, LOC Citibank NA, VRDN (c)(f)	10,565	10,565
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.22% 12/7/12, LOC Citibank NA, VRDN (c)(f)	6,500	6,500
(Sanctuary Apts Proj.) Series A, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	16,420	16,420
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.21% 12/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	8,630	8,630
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 4158, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,105	20,105
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 9,505	$ 9,505
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.35% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	1,225	1,225
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.24% 12/7/12, LOC Citibank NA, VRDN (c)(f)	18,300	18,300
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	8,700	8,700
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series EGL 07 48, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	21,445	21,445
Series ROC II R 11884X, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN:
Series putters 2996, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,500	2,500
Series Solar 07 30, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	15,000	15,000
Florida Gen. Oblig. Participating VRDN Series WF 12 87C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,155	6,155
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	5,370	5,370
(Banyan Bay Apts. Proj.) Series 1995 M, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	8,550	8,550
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,670	14,670
(Clarcona Groves Apts. Proj.) Series A, 0.19% 12/7/12, LOC Citibank NA, VRDN (c)(f)	8,800	8,800
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.19% 12/7/12, LOC Citibank NA, VRDN (c)(f)	5,400	5,400
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.2% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Hunters Run Apts. Proj.) Series G, 0.2% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 8,000	$ 8,000
(Lynn Lake Apts. Proj.) Series B1, 0.18% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,600	14,600
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,550	7,550
(Riverwalk I Apts. Proj.) Series 2008 E, 0.18% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.27% 12/7/12, LOC Citibank NA, VRDN (c)(f)	6,980	6,980
(Sterling Palms Apts. Proj.) Series F, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.21% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	11,750	11,750
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.17% 12/3/12, LOC Bank of America NA, VRDN (c)	3,800	3,800
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,565	12,565
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROCS II R 11830, 0.18% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,000	5,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.27% 12/7/12, LOC Citibank NA, VRDN (c)(f)	10,875	10,875
(Grande Oaks Apts. Proj.) Series A, 0.2% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	8,480	8,480
(Meridian Pointe Apts. Proj.) Series 2005, 0.24% 12/7/12, LOC Citibank NA, VRDN (c)(f)	11,900	11,900
(Mobley Park Apts. Proj.) Series A, 0.2% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	7,490	7,490
(Morgan Creek Apts. Proj.) Series 2003, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Royal Palm Key Apts. Proj.) Series 2002, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 8,780	$ 8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.54% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	605	605
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.35% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	9,200	9,200
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.17% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	87,480	87,480
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series WF 11 4C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	11,800	11,800
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.21% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,540	6,540
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 0.18% 12/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	5,000	5,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.24% 12/7/12, LOC Citibank NA, VRDN (c)(f)	15,725	15,725
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.22% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,000	6,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	26,815	26,815
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.24% 12/7/12, LOC Citibank NA, VRDN (c)(f)	12,975	12,975
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Glenn Millenia Proj.) Series 2001 C, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 3,400	$ 3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,460	7,460
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 4107, 0.21% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,240	5,240
Orlando & Orange County Expressway Auth. Rev. Series 2003 C2, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	57,500	57,500
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 4148, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	27,545	27,545
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	8,470	8,470
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	21,000	21,000
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.18% 12/7/12, LOC Northern Trust Co., VRDN (c)	6,120	6,120
(Hospice of Palm Beach Proj.) Series 2001, 0.18% 12/7/12, LOC Northern Trust Co., VRDN (c)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.18% 12/7/12, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	10,300	10,300
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.28% 12/7/12, LOC Bank of America NA, VRDN (c)	11,400	11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II R 11986, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	68,135	68,135
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 10,500	$ 10,500
(Suncoast Hospice Proj.) Series 2004, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	14,335	14,335
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
Polk County Indl. Dev. Auth. Health Care Facilities Rev. (Winter Haven Hosp. Proj.) Series 2010 C, 0.16% 12/7/12, LOC PNC Bank NA, VRDN (c)	4,510	4,510
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,700	23,700
Series 2010 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	59,550	59,550
Series 2011 C, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.2% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,590	2,590
USF College of Medicine Health Facilities Series 2006 A1, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,100	14,100
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,415	21,415
		1,051,920
Georgia - 1.5%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.35% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	3,815	3,815
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.33% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.2% 12/3/12, VRDN (c)	16,000	16,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	$ 35,200	$ 35,200
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.18% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,295	16,295
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.19% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	9,115	9,115
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,350	7,350
Georgia Gen. Oblig. Participating VRDN:
Series BC 11 103W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	9,180	9,180
Series Putters 4170, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,825	6,825
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.2% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	10,735	10,735
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,150	4,150
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.18% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.2% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	70,590	70,590
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (c)	12,000	12,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,090	10,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 9,800	$ 9,800
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Rosemont Apts. Proj.) 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)	9,385	9,385
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.45% 12/7/12, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.18% 12/7/12, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.19% 12/5/12, LOC Bank of America NA, VRDN (c)	6,550	6,550
		384,690
Hawaii - 0.2%
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 12 14, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,355	14,355
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	16,640	16,640
Series 2009 B, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	15,435	15,435
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	1,340	1,340
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.16% 12/7/12, LOC Freddie Mac, VRDN (c)	3,080	3,080
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		54,855
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.):
Series 2001 A, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,960	6,960
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
(Single Family Mtg. Proj.):
Series 2001 E, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 5,445	$ 5,445
Series 2000 F, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,580	4,580
Series 2001 B, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,885	3,885
Series 2001 C, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,745	6,745
Series 2001 D1, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,200	1,200
Series 2002 C, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,240	7,240
Series 2002, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,860	9,860
Series 2004 A, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,080	6,080
Series 2006 G, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,780	6,780
		58,775
Illinois - 3.7%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.27% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	1,460	1,460
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	1,800	1,800
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,705	7,705
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.29% 12/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	2,750	2,750
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Putters 4163, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	34,375	34,375
Series Solar 06 75, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,850	19,850
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.17% 12/7/12, LOC Barclays Bank PLC, VRDN (c)	44,700	44,700
Chicago Park District Gen. Oblig. Participating VRDN:
Series MT 760, 0.18% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	6,510	6,510
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig. Participating VRDN: - continued
Series Putters 3842, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,000	$ 4,000
Series ROC II R 11935, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.17% 12/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	87,915	87,915
Series 2004 A2, 0.17% 12/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	50,025	50,025
Series 2004 A3, 0.17% 12/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	10,460	10,460
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.22% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.35% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.41% 12/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	565	565
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.29% 12/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	2,455	2,455
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.25% 12/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 12278, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	12,395	12,395
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	7,165	7,165
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	19,540	19,540
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	24,800	24,800
Series 2008 B2, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	33,900	33,900
Series 2009 A, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	24,500	24,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Museum of Science & Industry Proj.):
Series 2009 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	$ 15,500	$ 15,500
Series 2009 C, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (c)	3,600	3,600
Series 2009 D, 0.17% 12/7/12, LOC Northern Trust Co., VRDN (c)	15,500	15,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
(Provena Health Proj.):
Series 2009 C, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,000	21,000
Series 2010 D, 0.17% 12/7/12, LOC Union Bank of California, VRDN (c)	24,985	24,985
(Rockford Mem. Hosp. Proj.) 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	20,200	20,200
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.17% 12/7/12, LOC Northern Trust Co., VRDN (c)	7,700	7,700
(Saint Xavier Univ. Proj.) Series 2008, 0.21% 12/7/12, LOC Bank of America NA, VRDN (c)	9,775	9,775
Participating VRDN:
Series BA 08 1137, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series EGL 06 115, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series Putters 3378, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Series WF 12 2C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,645	20,645
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.22% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,800	14,800
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	31,985	31,985
(Prairie Station Apts. Proj.) 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Valley View Apts. Proj.) 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	$ 11,065	$ 11,065
0.17% 12/7/12, LOC Freddie Mac, VRDN (c)	11,700	11,700
Illinois Sales Tax Rev. Participating VRDN Series WF 11 125C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,700	13,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN Series MT 751, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	24,975	24,975
0.18% 12/7/12, LOC Citibank NA, VRDN (c)	69,000	69,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.22% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.22% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.17% 12/7/12 (Liquidity Facility Cr. Suisse) (c)(g)	11,700	11,700
Series MS 3220, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (c)(g)	27,900	27,900
Series MS 3297, 0.16% 12/7/12 (Liquidity Facility Cr. Suisse) (c)(g)	5,000	5,000
Series Putters 3861, 0.19% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,375	20,375
Series RBC O 42, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	4,320	4,320
Series ROC II R 11880, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.23% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Univ. of Illinois Rev. Series 2008, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	24,890	24,890
		965,190
Indiana - 1.2%
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.26% 12/7/12, LOC PNC Bank NA, VRDN (c)(f)	400	400
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 26, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,435	13,435
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.22% 12/7/12, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	$ 7,456	$ 7,456
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.21% 12/7/12, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.18% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	15,425	15,425
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.22% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev.:
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.15% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,470	19,470
Series 2008 E, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	20,600	20,600
Series 2008 I, 0.16% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
Participating VRDN Series 3654 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,730	15,730
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	28,535	28,535
Series 2011 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,070	16,070
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	15,030	15,030
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.22% 12/7/12, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,090	6,090
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.17% 12/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)	4,000	4,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.21% 12/7/12, LOC Bank of America NA, VRDN (c)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	$ 20,500	$ 20,500
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,130	19,130
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		313,081
Iowa - 0.1%
Iowa Fin. Auth. Series 2005 C, 0.18% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	6,105	6,105
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.19% 12/7/12, VRDN (c)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.22% 12/7/12, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.18% 12/7/12, LOC Northern Trust Co., VRDN (c)	5,800	5,800
		29,005
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,855	14,855
		39,955
Kentucky - 1.4%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.18% 12/7/12, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.18% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,000	12,000
Series 2006 B, 0.18% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	30,000	30,000
Series 2008 A, 0.18% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	74,947	74,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.2% 12/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.2% 12/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	$ 67,250	$ 67,250
Series 1993 B, 0.2% 12/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.25% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.21% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,075	19,075
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	9,500	9,500
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,505	20,505
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.22% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Louisville & Jefferson County Series 2011 A, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	26,000	26,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)	9,425	9,425
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.17% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.19% 12/7/12, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
		366,337
Louisiana - 1.8%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	32,940	32,940
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN: - continued
Series Solar 06 133, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 6,840	$ 6,840
Series WF 12 32C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,240	12,240
Louisiana Gen. Oblig. Participating VRDN:
Series Putters 4119, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,480	18,480
Series Putters 4120, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,585	18,585
Series Putters 4121, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,400	17,400
Series Putters 4122, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,955	17,955
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.19% 12/7/12, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	37,550	37,550
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,785	14,785
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,510	23,510
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.18% 12/7/12, VRDN (c)(f)	1,000	1,000
Series 2003, 0.18% 12/7/12, VRDN (c)(f)	15,650	15,650
Series 2004, 0.17% 12/7/12, VRDN (c)	5,900	5,900
Series 2009 A, 0.17% 12/7/12, VRDN (c)	28,900	28,900
(C-Port LLC Proj.) Series 2008, 0.21% 12/7/12, LOC Bank of America NA, VRDN (c)	8,100	8,100
(Christus Health Proj.) Series 2009 B2, 0.15% 12/7/12, LOC Bank of New York, New York, VRDN (c)	6,400	6,400
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.44% 12/7/12, VRDN (c)	30,600	30,600
(NuStar Logistics, L.P. Proj.) Series 2010, 0.18% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	36,200	36,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Saint James Parish Gen. Oblig.: - continued
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 37,500	$ 37,500
Series 2010 B, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	43,800	43,800
Series 2011, 0.19% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	40,000	40,000
		468,420
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.2% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.35% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
Old Town ME Solid Waste Disp. (Georgia-Pacific Corp. Proj.) 0.18% 12/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	8,000	8,000
		48,300
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)	2,000	2,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.19% 12/7/12, LOC Bank of America NA, VRDN (c)	2,500	2,500
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	5,300	5,300
(Villa Julie College, Inc. Proj.) Series 2005, 0.19% 12/7/12, LOC Bank of America NA, VRDN (c)	55,925	55,925
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (c)(f)	$ 10,000	$ 10,000
Series 2008 C, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (c)(f)	8,450	8,450
Washington Suburban San. District Participating VRDN Series WF 11 129C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,310	18,310
		120,940
Massachusetts - 0.8%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.17% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Series Clipper 07 41, 0.19% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	39,000	39,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 4633, 0.21% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	40,415	40,415
Series Putters 4244, 0.18% 12/7/12 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,765	11,765
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.18% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series EGL 07 0031, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series Putters 3990, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Series Putters 4029, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,685	2,685
Series ROC II R 14021, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.16% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Series Clipper 06 11, 0.19% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series PT 4644, 0.21% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 9,980	$ 9,980
Series ROC II R 11537, 0.18% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,085	5,085
		210,045
Michigan - 1.0%
Detroit City School District Participating VRDN Series Solar 06 01, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	3,400	3,400
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	19,900	19,900
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.17% 12/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,405	13,405
Michigan Bldg. Auth. Rev. Series 2011 IIB, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	30,540	30,540
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11988, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,750	2,750
Series ROC II R 14014, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,145	2,145
Series 2012 C, 0.16% 12/7/12, LOC Citibank NA, VRDN (c)	31,000	31,000
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series 2008 B3, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	35,400	35,400
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	3,000	3,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,500	30,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev.:
0.16% 12/7/12, LOC PNC Bank NA, VRDN (c)(f)	$ 35,000	$ 35,000
0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,360	16,360
		252,400
Minnesota - 0.3%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.21% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.22% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	8,895	8,895
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.24% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,805	1,805
Minnesota Gen. Oblig. Participating VRDN:
Series ROC II R 11538, 0.18% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,280	10,280
Series WF 11 110C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,415	9,415
Oak Park Heights Multi-family Rev. 0.18% 12/7/12, LOC Freddie Mac, VRDN (c)	8,965	8,965
Richfield Multi-family Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,090	11,090
St. Paul City Port Auth. District Heating Rev. Series 2009 5O, 0.2% 12/7/12, LOC Deutsche Bank AG, VRDN (c)	2,200	2,200
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.22% 12/7/12, LOC Deutsche Bank AG, VRDN (c)(f)	4,700	4,700
		73,675
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.33% 12/1/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	500	500
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.23% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	14,000	14,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. Participating VRDN Series WF 11 117C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 18,475	$ 18,475
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.21% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
		50,575
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
Curators of the Univ. of Missouri Sys. Facilities Rev. Participating VRDN:
Series MT 750, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,975	11,975
Series Putters 4166, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,865	8,865
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	12,100	12,100
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.2% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	2,310	2,310
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Lutheran High School Assoc. Proj.) Series 2002, 0.16% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,140	3,140
Participating VRDN:
Series EGL 07 0001, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series PT 4624, 0.21% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,055	11,055
Series Putters 3929, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	31,635	31,635
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.16% 12/7/12, LOC PNC Bank NA, VRDN (c)	6,650	6,650
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 736, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	25,255	25,255
Series PT 4625, 0.21% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,170	10,170
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.23% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 27,900	$ 27,900
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.17% 12/7/12 (Liquidity Facility Freddie Mac), VRDN (c)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,165	30,165
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.15% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,745	2,745
		213,500
Montana - 0.1%
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.18% 12/7/12, LOC Union Bank of California, VRDN (c)(f)	27,000	27,000
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,000	53,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.17% 12/7/12 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	119,825	119,825
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	44,405	44,405
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series WF 12 79C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,000	10,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.16% 12/7/12 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	5,400	5,400
		241,630
Nevada - 2.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	122,900	122,900
Series 2008 C2, 0.6% 12/7/12, LOC Landesbank Baden-Wuert, VRDN (c)(f)	44,350	44,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 C3, 0.6% 12/7/12, LOC Landesbank Baden-Wuert, VRDN (c)(f)	$ 20,000	$ 20,000
Series 2008 D 2A, 0.17% 12/7/12, LOC Citibank NA, VRDN (c)	63,900	63,900
Series 2008 D 2B, 0.16% 12/7/12, LOC Royal Bank of Canada, VRDN (c)	26,500	26,500
Series 2008 D1, 0.17% 12/7/12, LOC Citibank NA, VRDN (c)	38,400	38,400
Series 2011 B1, 0.18% 12/7/12, LOC Citibank NA, VRDN (c)(f)	88,700	88,700
Series 2011 B2, 0.18% 12/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	36,800	36,800
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	47,475	47,475
Series Putters 3158, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series ROC II R 11507, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,740	2,740
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.22% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	17,200	17,200
Series 2009 A, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.16% 12/7/12, LOC Union Bank of California, VRDN (c)	65,050	65,050
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar NV D7, 0.17% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,420	12,420
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.17% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	37,800	37,800
(Republic Svcs., Inc. Proj.) 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (c)	$ 20,500	$ 20,500
Series 2009 A, 0.17% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Series 2009 B, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
		723,755
New Hampshire - 0.2%
Manchester Arpt. Rev. Series 2008, 0.21% 12/7/12, LOC RBS Citizens NA, VRDN (c)(f)	16,500	16,500
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.55% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.17% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.4% 12/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,450	1,450
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	7,285	7,285
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		58,735
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
New Jersey Health Care Facilities Fing. Auth. Rev. (AHS Hosp. Corp. Proj.) Series 2008 C, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,840	10,840
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.42% 12/7/12, VRDN (c)(f)	15,000	15,000
		37,940
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey/Pennsylvania - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	$ 9,500	$ 9,500
New Mexico - 0.0%
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	4,490	4,490
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		6,490
New York - 5.9%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.3% 12/7/12, LOC KeyBank NA, VRDN (c)	2,500	2,500
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 2B, 0.21% 12/3/12, LOC Bayerische Landesbank Girozentrale, VRDN (c)	3,000	3,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	11,600	11,600
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 2004 H6, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	34,005	34,005
Series 2008 J8, 0.2% 12/3/12, LOC Landesbank Baden-Wuert, VRDN (c)	31,800	31,800
Series 2012 G3, 0.16% 12/7/12 (Liquidity Facility Citibank NA), VRDN (c)	80,450	80,450
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.21% 12/7/12, LOC Citibank NA, VRDN (c)(f)	8,000	8,000
(Beekman Tower Proj.) Series 2008 A, 0.18% 12/7/12, LOC RBS Citizens NA, VRDN (c)	26,000	26,000
(Courtland Avenue Apts. Proj.) Series A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	5,905	5,905
(East 165th Street Proj.) Series A, 0.2% 12/7/12, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Intervale Gardens Apts.) Series A, 0.2% 12/7/12, LOC Citibank NA, VRDN (c)(f)	$ 3,115	$ 3,115
(Manhattan Court Dev. Proj.) Series A, 0.2% 12/7/12, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(255 West 9th Street Proj.) Series 2001 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	5,200	5,200
(Brittany Dev. Proj.) Series A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	18,500	18,500
(Foundry Proj.) Series 2002 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	30,400	30,400
(Linden Plaza Proj.) Series 2008 A, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	68,240	68,240
(Morris Avenue Apts. Proj.) Series A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	26,000	26,000
(One Columbus Place Dev. Proj.) Series A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Related-Tribeca Tower Proj.) Series 1997 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	3,300	3,300
(West End Towers Proj.) Series 2004 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	16,500	16,500
(Westport Dev. Proj.) Series 2004 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,645	12,645
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 06 69 Class A, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 16,400	$ 16,400
Series EGL 06 74 Class A, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,045	7,045
Series EGL 07 0157, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series EGL 09 46A, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	13,430	13,430
Series Putters 3384, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750	3,750
Series Putters 3496Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,945	7,945
Series ROC II R 11904, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Series ROC II R 11931, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	8,865	8,865
Series Putters 4084Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,850	3,850
Series ROC II R 11971, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
Series ROC II R 11972, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,900	2,900
Series ROC II R 11994, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Series 2001 B, 0.19% 12/3/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	13,400	13,400
Series 2003 1E, 0.18% 12/7/12 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	14,195	14,195
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,640	2,640
Series Putters 3698 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,800	15,800
Series ROC II R 14005, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	14,030	14,030
0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,875	7,875
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.:
Participating VRDN:
ROC II R 11944, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 5,150	$ 5,150
Series EGL 06 47 Class A, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	15,500	15,500
Series EGL 07 0002, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series ROC II R 11535, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Series ROC II R 11722, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,580	5,580
Series 2006 A2:
0.18% 12/7/12, LOC TD Banknorth, NA, VRDN (c)	7,100	7,100
0.18% 12/7/12, LOC TD Banknorth, NA, VRDN (c)	6,455	6,455
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(1500 Lexington Avenue Proj.) Series A, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	4,400	4,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.27% 12/7/12, LOC Bank of America NA, VRDN (c)	23,400	23,400
(66 West 38th Street Hsg. Proj.) Series A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.14% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	14,750	14,750
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	51,500	51,500
(Chelsea Apts. Proj.) Series 2003 A, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	40,500	40,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Clinton Green North Hsg. Proj.) Series 2005 A, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	$ 10,000	$ 10,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.17% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	34,400	34,400
(Helena Hsg. Proj.) Series 2003 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.22% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.22% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	12,700	12,700
(Talleyrand Crescent Hsg. Proj.) Series A, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	20,500	20,500
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
(West 20th Street Proj.) Series 2001 A:
0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	28,875	28,875
0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	23,000	23,000
Series 2002 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	48,400	48,400
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	22,300	22,300
(West 38th Street Hsg. Proj.) Series 2002 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.16% 12/7/12, LOC Bank of America NA, VRDN (c)	25,300	25,300
Series 2003 M1, 0.16% 12/7/12, LOC Bank of America NA, VRDN (c)	16,000	16,000
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4083, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,910	5,910
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.16% 12/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	4,390	4,390
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	34,000	34,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.16% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	$ 17,800	$ 17,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,225	17,225
		1,531,665
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.21% 12/7/12 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
Non State Specific - 0.1%
Illinois Fin. Auth. Rev. Participating VRDN Series Putters 3174, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
North Carolina - 1.2%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Charlotte Int'l. Arpt. Rev. Series 2010 C, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,625	6,625
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series BC 09 43W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	34,600	34,600
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.17% 12/7/12 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	2,400	2,400
Series 2011, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	19,200	19,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.) Series 2010, 0.16% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 21,135	$ 21,135
Participating VRDN:
Series EGL 7050060, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	23,150	23,150
Series GS 08 9TP, 0.17% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,160	23,160
Series ROC II R 11850, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
North Carolina Cap. Impt. Ltd. Participating VRDN Series WF 11 136C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,515	5,515
North Carolina Gen. Oblig. Series 2002 E, 0.17% 12/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,900	9,900
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,340	6,340
Participating VRDN:
Series BC 10 31W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,625	3,625
Series ROC II R 11808, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,700	8,700
North Carolina State Univ. at Raleigh Rev. Participating VRDN Series MT 792, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	6,460	6,460
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.3% 12/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	10,400	10,400
Piedmont Triad Arpt. Auth. Series 2008 B, 0.18% 12/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	24,090	24,090
Raleigh Combined Enterprise Sys. Rev. Participating VRDN:
Series EGL 07 0010, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Series WF 11-19C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 9,625	$ 9,625
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	15,855	15,855
0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.33% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,700	1,700
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	21,000	21,000
		320,415
North Dakota - 0.2%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.48% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	49,380	49,380
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.27% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,740	1,740
		51,120
Ohio - 1.5%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.19% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Series B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	11,665	11,665
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.18% 12/3/12, LOC Bank of America NA, VRDN (c)	12,345	12,345
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.16% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.19% 12/7/12, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,915	14,915
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.16% 12/7/12, LOC PNC Bank NA, VRDN (c)	15,500	15,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.): - continued
Series 2000, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 28,400	$ 28,400
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.34% 12/7/12, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	27,100	27,100
Lancaster Port Auth. Gas Rev. 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	70,920	70,920
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.37% 12/7/12, VRDN (c)	5,400	5,400
Series B, 0.29% 12/7/12, VRDN (c)	2,100	2,100
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.19% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,600	7,600
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Marietta College Proj.) 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,390	5,390
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Putters 3558, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,300	2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.17% 12/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	11,900	11,900
Series 2005 B2, 0.18% 12/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	12,500	12,500
Series 2005 F, 0.18% 12/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	29,200	29,200
Series B, 0.18% 12/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	18,830	18,830
Series 2004 D, 0.18% 12/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	2,000	2,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.18% 12/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	12,750	12,750
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 65,350	$ 65,350
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.29% 12/7/12, LOC RBS Citizens NA, VRDN (c)	7,500	7,500
		401,150
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev. (Shawnee Fdg. LP Proj.) Series 1996, 0.2% 12/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.18% 12/7/12 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	14,500	14,500
Univ. Hospitals Trust Rev. Series 2005 A, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	20,015	20,015
		39,215
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 B, 0.15% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,050	10,050
Series 2008 C, 0.15% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,700	7,700
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.24% 12/7/12, LOC PNC Bank NA, VRDN (c)(f)	1,120	1,120
Oregon Gen. Oblig. Participating VRDN:
Series ROC II R 11949, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Series WF11 57 C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,800	10,800
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev. Series Eighteen B, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	38,855	38,855
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	3,650	3,650
(New Columbia - Trouton Proj.) Series 2005, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	5,895	5,895
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.23% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	$ 15,000	$ 15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.):
Series 2008 B, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Series 2008 C, 0.17% 12/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
		134,240
Pennsylvania - 1.0%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (c)	9,300	9,300
Series 2005 B, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (c)	7,630	7,630
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (c)	5,800	5,800
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.18% 12/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,110	22,110
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.17% 12/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,615	12,615
Chester County Intermediate Unit Rev. Series 2003, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (c)	2,255	2,255
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.24% 12/3/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,600	1,600
Series 2008, 0.24% 12/3/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,710	2,710
Delaware County Indl. Dev. Auth. Rev. (Recovery Proj.) Series 1997 G, 0.22% 12/3/12, VRDN (c)	3,200	3,200
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.16% 12/7/12, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.17% 12/7/12, LOC PNC Bank NA, VRDN (c)	8,160	8,160
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Luzerne County Convention Ctr. Series 2012, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (c)	$ 6,330	$ 6,330
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.18% 12/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,705	12,705
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.16% 12/7/12, LOC PNC Bank NA, VRDN (c)	11,235	11,235
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.21% 12/7/12, LOC PNC Bank NA, VRDN (c)(f)	800	800
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.24% 12/7/12, LOC Citibank NA, VRDN (c)(f)	2,400	2,400
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,505	4,505
Series Putters 3352Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
Series WF 11 121C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,915	12,915
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14041, 0.18% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,420	11,420
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Putters 4109, 0.23% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,180	8,180
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	26,400	26,400
Philadelphia Arpt. Rev. Series 2005 C1, 0.17% 12/7/12, LOC TD Banknorth, NA, VRDN (c)(f)	6,045	6,045
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.2% 12/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,205	1,205
(William Penn Charter School Proj.) Series 2008, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B1, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.16% 12/7/12, LOC PNC Bank NA, VRDN (c)	10,060	10,060
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	8,255	8,255
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (c)	$ 2,540	$ 2,540
Series 2011 B, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (c)	10,175	10,175
		254,305
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 0.16% 12/7/12, LOC TD Banknorth, NA, VRDN (c)	19,200	19,200
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.55% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		24,200
South Carolina - 0.8%
Anderson County School District #5 Gen. Oblig. Participating VRDN:
Series BA 08 1181, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Series Putters 4218, 0.19% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,985	8,985
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.52% 12/7/12, VRDN (c)(f)	8,100	8,100
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,465	11,465
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.19% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,000	11,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.23% 12/3/12, VRDN (c)	16,400	16,400
Series 1999 B, 0.25% 12/3/12, VRDN (c)(f)	2,500	2,500
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.16% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.16% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,295	8,295
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	69,925	69,925
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Carolina Piedmont Foundation Proj.) 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)	$ 5,020	$ 5,020
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.22% 12/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	18,600	18,600
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Participating VRDN Series putters 4227, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,900	7,900
		213,440
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.21% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Tennessee - 1.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.21% 12/7/12, LOC Bank of America NA, VRDN (c)	1,520	1,520
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.21% 12/3/12, LOC Bank of America NA, VRDN (c)	13,500	13,500
Series 2003, 0.21% 12/3/12, LOC Bank of America NA, VRDN (c)	13,500	13,500
Series 2004, 0.21% 12/3/12, LOC Bank of America NA, VRDN (c)	14,575	14,575
Series 2005, 0.21% 12/3/12, LOC Bank of America NA, VRDN (c)	15,045	15,045
Series 2008, 0.21% 12/3/12, LOC Bank of America NA, VRDN (c)	66,555	66,555
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 B, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (c)	13,900	13,900
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.2% 12/7/12, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.29% 12/7/12, LOC Rabobank Nederland, VRDN (c)(f)	44,100	44,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	$ 10,000	$ 10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	23,590	23,590
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)	24,200	24,200
Series 2002, 0.21% 12/3/12, LOC Bank of America NA, VRDN (c)	6,340	6,340
Series 2004, 0.21% 12/3/12, LOC Bank of America NA, VRDN (c)	11,750	11,750
Series 2006, 0.21% 12/3/12, LOC Bank of America NA, VRDN (c)	26,245	26,245
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.25% 12/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	11,100	11,100
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.19% 12/7/12, LOC Bank of America NA, VRDN (c)	31,700	31,700
		421,695
Texas - 7.5%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.19% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	54,375	54,375
Series 2005 2, 0.19% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	59,025	59,025
Series 2005 4, 0.17% 12/7/12, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	37,100	37,100
Austin Independent School District Participating VRDN Series Putters 3554, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,515	3,515
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R 11992, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,875	3,875
Series ROC II R 14042, 0.18% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	7,260	7,260
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.18% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 18,780	$ 18,780
Birdville Independent School District Participating VRDN Series MT 720, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	13,895	13,895
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.21% 12/3/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,700	8,700
Series 2002 A, 0.23% 12/3/12, LOC Bank of America NA, VRDN (c)(f)	9,200	9,200
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.25% 12/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,000	20,000
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.18% 12/7/12, LOC Citibank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.18% 12/7/12, LOC Citibank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.21% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.2% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Series 2001, 0.2% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.21% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	30,000	30,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.2% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Clear Creek Independent School District Participating VRDN Series Putters 4165, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,365	8,365
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	$ 20,650	$ 20,650
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,280	7,280
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
Denton Independent School District Participating VRDN Series Putters 2603, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,365	7,365
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,865	19,865
Frisco Gen. Oblig. Participating VRDN Series ROC II R 11909, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,055	4,055
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,565	9,565
Grand Prairie Independent School District Participating VRDN Series Putters 4171, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,870	9,870
Grapevine-Colleyville Independent School District Participating VRDN Series MT 761, 0.18% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	3,740	3,740
Gulf Coast Indl. Dev. Auth. 0.26% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.22% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.17% 12/7/12, LOC Barclays Bank PLC, VRDN (c)	33,400	33,400
Harris County Gen. Oblig. Participating VRDN:
Series RBC E 18, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	11,000	11,000
Series ROC II R 718 PB, 0.19% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,285	18,285
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	6,685	6,685
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,610	7,610
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Primrose at Bammel Apts. Proj.) Series 2005, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 8,180	$ 8,180
(Quail Chase Apts. Proj.) Series 1999, 0.2% 12/7/12, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
Harris County Indl. Dev. Corp.:
(HFOTCO LLC Proj.):
Series 2010, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	61,000	61,000
Series 2011, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Series 2012, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	44,300	44,300
Houston Arpt. Sys. Rev. Series 2010, 0.16% 12/7/12, LOC Barclays Bank PLC, VRDN (c)	33,810	33,810
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	7,760	7,760
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series ROC II R 11860, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series WF 11 44C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,155	18,155
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.18% 12/7/12, LOC Citibank NA, VRDN (c)(f)	9,260	9,260
(Little Nell Apts. Proj.) Series 2003, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	12,500	12,500
(Mayfair Park Apts. Proj.) Series 2004, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Houston Independent School District Participating VRDN Series MT 732, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,805	9,805
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	19,305	19,305
Series ROC II R 11411, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 12267, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 16,795	$ 16,795
Series 2004 B4, 0.15% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Humble Independent School District Participating VRDN:
Series MT 733, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	8,475	8,475
Series Solar 06 20, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	28,235	28,235
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.45% 12/7/12, VRDN (c)(f)	12,600	12,600
Keller Independent School District Participating VRDN Series WF11 55 C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,645	5,645
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series Putters 4193, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,450	11,450
Leander Independent School District Participating VRDN Series BC 10 28W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.2% 12/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,520	10,520
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series PT 4627, 0.21% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,815	10,815
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.18% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 1249C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,000	5,000
North East Texas Independent School District Participating VRDN Series EGL 07 0123, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	17,870	17,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 9,105	$ 9,105
Series ROC II R 593 PB, 0.18% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,390	8,390
North Texas Tollway Auth. Rev.:
Participating VRDN Series ROC II R 11946, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,750	6,750
Series 2011 A, 0.17% 12/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	46,560	46,560
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,505	3,505
Northwest Texas Independent School District Participating VRDN:
Series Putters 4178, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,815	8,815
Series ROC II R 11539, 0.19% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,510	11,510
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.2% 12/7/12, VRDN (c)(f)	109,425	109,425
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.18% 12/7/12, VRDN (c)(f)	24,000	24,000
Series 2001, 0.18% 12/7/12, VRDN (c)(f)	24,500	24,500
Series 2002, 0.18% 12/7/12, VRDN (c)(f)	14,500	14,500
(Total Petrochemicals and Refining USA, Inc. Proj.) Series 2012 A, 0.19% 12/7/12 (Total SA Guaranteed), VRDN (c)	34,200	34,200
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.17% 12/7/12, VRDN (c)	4,000	4,000
Richardson Independent School District Participating VRDN Series Putters 4238, 0.2% 12/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	6,640	6,640
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.19% 12/7/12, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
0.19% 12/7/12, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,700	1,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Participating VRDN: - continued
Series Putters 3560, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 9,015	$ 9,015
San Antonio Independent School District Participating VRDN Series Putters 805, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,245	11,245
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.55% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,850	2,850
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Series WF 12 76C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,125	5,125
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	90,400	90,400
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,940	2,940
Tarrant Reg'l. Wtr. District Wtr. R Participating VRDN Series WF 12 6C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,375	12,375
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,870	5,870
Texas City Tex Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	9,875	9,875
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	11,800	11,800
(Chisholm Trail Proj.) Series 2004, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	5,200	5,200
(Pinnacle Apts. Proj.) Series 2004, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	13,765	13,765
(Residences at Sunset Pointe Proj.) Series 2006, 0.21% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.: - continued
(St. Augustine Estate Proj.) Series 2005, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 6,280	$ 6,280
(Windshire Apts. Proj.) Series 2007, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
Series 2004, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	11,600	11,600
Series 2006, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,190	14,190
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.16% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	23,910	23,910
Fund II Series 2007 A, 0.16% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	39,810	39,810
Participating VRDN:
Series DB 448, 0.21% 12/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,680	5,680
Series EGL 06 0125, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,000	27,000
Series Putters 3478, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series Putters 4205, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,890	14,890
Series WF 12 15C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,915	9,915
Series 2012 A, 0.16% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	5,730	5,730
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,365	6,365
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	9,585	9,585
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series WF 11 13C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 4,000	$ 4,000
Ysleta Independent School District Participating VRDN Series Putters 4214, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,725	20,725
		1,957,420
Utah - 1.0%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.17% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,500	13,500
Salt Lake City Sales Tax Rev. 0.17% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	4,480	4,480
Utah County Hosp. Rev. Participating VRDN Series putters 274 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,545	4,545
Series 2002 B, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,415	7,415
Series 2002 C2, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,430	2,430
Series 2002 D, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,990	6,990
Series 2002 F1, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,780	6,780
Series 2002 G Class I, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,470	10,470
Series 2003 A, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,695	7,695
Series 2003 B, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,710	8,710
Series 2003 C, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,120	8,120
Series 2003 E, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,540	8,540
Series 2003 F, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,435	5,435
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2005 A, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 1,300	$ 1,300
Series 2005 B, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,845	10,845
Series 2005 C, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,510	13,510
Series 2005 D, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,775	13,775
Series 2005 E, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,525	14,525
Series 2005 F, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2005 G, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,860	11,860
Series 2005 H, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,200	8,200
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,580	7,580
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,905	30,905
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series PT 4606, 0.21% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	13,285	13,285
Series ROC II R 11922, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,225	3,225
		252,670
Virginia - 1.0%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.2% 12/7/12, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.18% 12/7/12, LOC Bank of America NA, VRDN (c)	22,345	22,345
Fairfax County Gen. Oblig. Participating VRDN Series BC 11 104W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	7,850	7,850
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 10,000	$ 10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.2% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Hampton Roads Sanitation District Wastewtr. Rev. Series 2011, 0.16% 12/7/12, VRDN (c)	2,000	2,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.16% 12/7/12, LOC Citibank NA, VRDN (c)	3,660	3,660
Series 2008 D2, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,300	7,300
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,275	18,275
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)	3,730	3,730
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,300	4,300
Series 2001, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,700	4,700
Series 2006, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,450	5,450
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.18% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	8,200	8,200
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.19% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 12 44C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,030	4,030
Virginia Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 0.24% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.26% 12/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	27,260	27,260
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN: - continued
Series BA 1047, 0.26% 12/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	$ 5,980	$ 5,980
Series Merlots 07 C42, 0.24% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Series Putters 4115, 0.23% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	12,245	12,245
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.16% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series PT 4634, 0.21% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,860	11,860
Series ROC II R 11923, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,785	3,785
		246,562
Washington - 3.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.2% 12/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,950	8,950
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 2, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,600	9,600
Energy Northwest Elec. Rev. Participating VRDN Series MT 786, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	13,435	13,435
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.2% 12/3/12, VRDN (c)(f)	19,200	19,200
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.21% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	16,840	16,840
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Series Putters 4173, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,215	8,215
Series ROC II R 11962, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,200	2,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.21% 12/7/12, LOC Bank of America NA, VRDN (c)	$ 19,505	$ 19,505
Port of Seattle Rev.:
Participating VRDN Series Putters 2020, 0.24% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,420	7,420
Series 1997, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Series 2008, 0.19% 12/7/12, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	15,000	15,000
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.18% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.2% 12/7/12, LOC Bank of America NA, VRDN (c)	8,170	8,170
Univ. of Washington Univ. Revs. Participating VRDN:
Series Putters 4086, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,455	7,455
Series Solar 07 75, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	38,120	38,120
Series Solar 07 94, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	2,687	2,687
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.21% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	3,450	3,450
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,535	9,535
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.2% 12/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,725	4,725
Series Floaters 3040, 0.22% 12/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series GS 06 7T, 0.17% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	15,435	15,435
Series MT 745, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	26,465	26,465
Series Putters 3054, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,035	3,035
Series Putters 3501Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 3539, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 10,000	$ 10,000
Series Putters 3854, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Putters 4033, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Series ROC II R 759 PB, 0.18% 12/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,620	15,620
Series Solar 06 13, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	33,305	33,305
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (c)	29,100	29,100
Participating VRDN:
Series Putters 4728, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (c)(g)	26,600	26,600
Series Solar 07 66, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,645	19,645
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	19,325	19,325
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.22% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.18% 12/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.19% 12/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.17% 12/7/12, LOC Freddie Mac, VRDN (c)	22,000	22,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.18% 12/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Pinehurst Apts. Proj.) Series A, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 12,000	$ 12,000
(Silver Creek Apts. Proj.) Series A, 0.18% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.19% 12/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.17% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	13,900	13,900
(Vintage Mount Vernon Proj.) Series A, 0.19% 12/7/12, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.16% 12/7/12, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	42,500	42,500
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.):
Series 2010 A, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,995	4,995
Series 2010 B, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,870	9,870
		942,922
West Virginia - 0.6%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.17% 12/7/12, LOC Deutsche Bank AG, VRDN (c)(f)	14,400	14,400
Series 1990 B, 0.17% 12/7/12, LOC Deutsche Bank AG, VRDN (c)(f)	15,300	15,300
Series 1990 C, 0.17% 12/7/12, LOC Deutsche Bank AG, VRDN (c)(f)	7,700	7,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.): - continued
Series 1990 D, 0.17% 12/7/12, LOC Deutsche Bank AG, VRDN (c)(f)	$ 7,700	$ 7,700
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.19% 12/7/12, LOC Union Bank of California, VRDN (c)(f)	23,200	23,200
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.2% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	30,275	30,275
Series 2009 A, 0.18% 12/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.16% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	29,600	29,600
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.22% 12/7/12, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		154,350
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.19% 12/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,200	18,200
Wisconsin Gen. Oblig. Participating VRDN Series Putters 4212, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,995	8,995
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,025	2,025
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.2% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,730	25,730
Series D, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	41,875	41,875
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.18% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,205	7,205
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.: - continued
Series 2008 A, 0.16% 12/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	$ 10,635	$ 10,635
Wisconsin Trans. Rev. Participating VRDN Series Putters 4213, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,000	20,000
		134,665
Wyoming - 0.0%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.23% 12/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
TOTAL VARIABLE RATE DEMAND NOTE		15,596,747
Other Municipal Debt - 29.7%

Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2010 B, 5% 5/1/13	5,255	5,359
Series 2012 A, 5% 3/1/13	6,080	6,152
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	23,525	23,525
		35,036
Alaska - 0.2%
Anchorage Gen. Oblig.:
Series 2008 A, 0.23% 3/19/13, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
Series 2012 A, 0.22% 2/19/13, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	4,600	4,620
		44,620
Arizona - 0.4%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.19% 12/6/12, LOC Royal Bank of Canada, CP	40,300	40,300
Series 2012 B, 0.2% 12/4/12, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. Bonds 5% 12/1/12	6,145	6,145
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2002 B, 5% 1/1/13 (Pre-Refunded to 1/1/13 @ 100)	$ 4,200	$ 4,217
Series 2009 A, 5% 1/1/13	1,000	1,004
Series 2012 C, 0.18% 12/7/12, CP	13,200	13,200
		111,766
California - 6.6%
Berkeley Gen. Oblig. TRAN 1% 7/11/13	18,700	18,791
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	1,000	1,020
Series 2011 N, 5% 5/1/13	3,300	3,365
California Econ. Recovery Bonds Series 2004 A, 5.25% 7/1/13	7,020	7,225
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	33,100	33,100
California Gen. Oblig. RAN:
Series A2, 2.5% 6/20/13	32,800	33,173
Series A1, 2.5% 5/30/13	300,000	303,201
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2-2, 0.17%, tender 12/5/12 (c)	9,250	9,250
Series WF 12 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	26,360	26,360
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	12,655	12,693
Series 2012 E, 2% 3/1/13	46,200	46,402
Series 2012 G, 2% 3/1/13	54,400	54,637
Series 2012 L, 2% 6/3/13	8,130	8,202
California State Univ. Rev. Series 2001 A, 0.2% 12/4/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,927	1,927
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series A 3A, 1% 1/31/13	13,100	13,118
Fresno County Gen. Oblig. TRAN 2% 6/28/13	10,800	10,910
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.19% 12/4/12, LOC JPMorgan Chase Bank, CP	69,980	69,980
Series 2010 C:
0.19% 12/4/12, LOC Wells Fargo Bank NA, CP	10,400	10,400
0.21% 12/20/12, LOC Wells Fargo Bank NA, CP	7,000	7,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
TRAN:
Series 2012 A, 2% 2/28/13	$ 114,210	$ 114,712
Series 2012 B, 2% 3/29/13	118,500	119,194
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 B2, 2% 12/31/12	10,400	10,414
Los Angeles Dept. Arpt. Rev.:
Series B4, 0.24% 12/3/12, LOC Wells Fargo Bank NA, CP (f)	10,000	10,000
Series D4, 0.22% 12/3/12, LOC Wells Fargo Bank NA, CP	27,300	27,300
Los Angeles Gen. Oblig. TRAN Series 2012 B, 2% 3/28/13	62,100	62,461
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1:
0.18% 12/6/12, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.19% 12/6/12, LOC Wells Fargo Bank NA, CP	22,000	22,000
0.21% 12/13/12, LOC Wells Fargo Bank NA, CP	13,503	13,503
Series 2004 A2, 0.22% 1/9/13, LOC JPMorgan Chase Bank, CP	4,700	4,700
Los Angeles Unified School District:
Bonds Series 2005 C, 5% 7/1/13	2,545	2,616
TRAN Series 2012 A2, 1% 2/28/13	84,600	84,770
Orange County Local Trans. Auth. Sales Tax Rev. Series 2012 A, 0.2% 12/5/12, LOC JPMorgan Chase Bank, CP	25,000	25,000
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	16,600	16,870
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.23% 1/10/13, LOC Wells Fargo Bank NA, CP	32,600	32,600
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	51,200	51,501
Series 2012 B, 2% 6/28/13	23,000	23,236
Sacramento Muni. Util. District Elec. Rev. Series K1, 0.19% 12/6/12, LOC JPMorgan Chase Bank, CP	3,600	3,600
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	19,600	19,800
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	21,985	21,985
San Diego Unified School District TRAN Series A1, 2% 1/31/13	52,600	52,758
San Francisco City & County Unified School District TRAN Series 2012 A, 2% 6/28/13	85,000	85,870
San Francisco County Trans. Auth.:
Series 2004 A, 0.2% 3/14/13, LOC Wells Fargo Bank NA, CP	27,215	27,215
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco County Trans. Auth.: - continued
Series 2004 B, 0.2% 3/7/13, LOC Wells Fargo Bank NA, CP	$ 56,250	$ 56,250
San Jose Int'l. Arpt. Rev. Series A3 B, 0.18% 12/10/12, LOC Wells Fargo Bank NA, CP	7,683	7,683
Santa Clara Valley Wtr. District Wtr. Util. Rev.:
Series 2010 A2:
0.18% 12/5/12, LOC JPMorgan Chase Bank, CP	27,320	27,320
0.2% 1/7/13, LOC JPMorgan Chase Bank, CP	15,335	15,335
Series 2010 H2, 0.2% 1/7/13, LOC JPMorgan Chase Bank, CP	4,645	4,645
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	8,600	8,600
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	89,270	90,463
		1,718,155
Colorado - 0.5%
Colorado Ed. Ln. Prog. TRAN Series 2012 B, 2% 6/27/13	93,400	94,355
Denver City & County Board Wtr. Rev. Bonds Series 2012 B, 2% 12/15/12	2,615	2,617
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	9,400	9,469
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	18,365	18,365
		124,806
Connecticut - 0.1%
Connecticut Gen. Oblig. Bonds Series 2012 F, 1% 9/15/13	14,200	14,286
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S2, 0.22% tender 12/4/12, CP mode	12,290	12,290
		26,576
District Of Columbia - 0.8%
District of Columbia Income Tax Rev. Bonds:
Series 2011 C, 0.21% 12/1/12 (c)	3,415	3,415
Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,535	13,535
District of Columbia Rev. Bonds:
(American Nat'l. Red Cross Proj.) Series 2000:
0.22% tender 2/19/13, LOC JPMorgan Chase Bank, CP mode	30,000	30,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. Bonds: - continued
(American Nat'l. Red Cross Proj.) Series 2000:
0.22% tender 2/19/13, LOC JPMorgan Chase Bank, CP mode	$ 41,600	$ 41,600
(Nat'l. Academy of Sciences Proj.) 0.23% tender 12/3/12, LOC Bank of America NA, CP mode	59,225	59,225
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2012 A, 2% 10/1/13	1,250	1,268
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.21% 2/7/13, LOC JPMorgan Chase Bank, CP	41,100	41,100
0.21% 2/7/13, LOC JPMorgan Chase Bank, CP	16,600	16,600
		206,743
Florida - 1.8%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. and Clinics, Inc. Proj.) Series 2008 A, 0.23% tender 12/10/12, LOC Bank of America NA, CP mode	54,000	54,000
Florida Board of Ed. Lottery Rev. Bonds:
Series 2006 A, 5% 7/1/13	3,450	3,546
Series 2006 B, 5% 7/1/13	3,300	3,391
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 C, 5% 6/1/13	2,475	2,534
Series 2010 A, 5% 6/1/13	2,900	2,969
Series 2012 B, 5% 6/1/13	23,750	24,311
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/13	6,760	6,945
Series 2010 D, 5% 7/1/13	1,090	1,120
Series 2011 A, 4% 7/1/13	4,000	4,086
Series 2011 B, 4% 7/1/13	2,940	3,004
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds Series 1997 B, 6% 7/1/13	8,670	8,961
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A:
4.125% 7/1/13	2,000	2,044
5% 7/1/13	10,175	10,446
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.19% 12/3/12, LOC JPMorgan Chase Bank, CP	8,414	8,414
0.22% 12/12/12, LOC JPMorgan Chase Bank, CP	13,431	13,431
Hillsborough County Cap. Impt. Prog. Rev.:
Series 2012 A, 0.22% 2/14/13, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Cap. Impt. Prog. Rev.: - continued
Series A, 0.22% 1/10/13, LOC State Street Bank & Trust Co., Boston, CP	$ 2,400	$ 2,400
Indian River County School District TAN Series 2012, 1.25% 6/30/13	8,500	8,550
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2012 C1, 0.22% 2/6/13, CP	41,300	41,300
Jacksonville Gen. Oblig. Series 2004 A, 0.25% 12/12/12, LOC Landesbank Baden-Wuert, CP	10,335	10,335
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.24% tender 12/20/12, CP mode	20,300	20,300
Series 1994, 0.24% tender 12/20/12, CP mode	30,855	30,855
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	83,500	83,964
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/13 (Escrowed to Maturity)	4,710	4,834
Orlando Utils. Commission Util. Sys. Rev. Bonds:
Series 2011 A, 0.27%, tender 6/28/13 (c)	14,500	14,500
Series 2013 A, 1.5% 10/1/13 (b)	4,500	4,542
Palm Beach County School District TAN 1% 1/29/13	42,900	42,956
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.26%, tender 6/28/13 (c)	14,515	14,515
Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	24,425	24,425
		460,178
Georgia - 0.2%
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	14,145	14,145
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	6,900	6,997
Georgia Road & Thruway Auth. Rev. Bonds Series 2011 A, 4% 3/1/13	3,000	3,028
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.2% 2/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,300	8,300
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.22% tender 12/13/12, LOC Barclays Bank PLC, CP mode	8,050	8,050
		40,520
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2002 CY, 5.75% 2/1/13	3,000	3,028
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	$ 150,000	$ 151,542
Illinois - 0.4%
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.23%, tender 1/23/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,710	9,710
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.):
Series 2008 A1, 0.22%, tender 1/24/13 (c)	7,500	7,500
Series 2008 A2, 1.4%, tender 2/1/13 (c)	2,375	2,379
Series 2011 B, 0.28%, tender 6/28/13 (c)	11,700	11,700
(Palos Cmnty. Hosp. Proj.) 0.21% tender 2/6/13, CP mode	39,460	39,460
Series 2012 C, 2% 8/15/13	6,495	6,568
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.25%, tender 4/19/13 (c)	8,245	8,245
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 2% 6/15/13	8,500	8,578
		94,140
Indiana - 0.4%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series D2:
0.21% tender 1/17/13, CP mode	39,000	39,000
0.21% tender 1/17/13, CP mode	21,960	21,960
Series 2012 B, 1.5% 2/1/13	4,445	4,455
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.22% 3/7/13, LOC JPMorgan Chase Bank, CP	43,000	43,000
		108,415
Kansas - 0.0%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.19% 9/1/13 (c)	7,400	7,400
Kentucky - 0.3%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.4% tender 12/6/12, CP mode (f)	30,000	30,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.38% tender 12/10/12, CP mode	9,600	9,600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.34% tender 12/12/12, CP mode	19,800	19,800
Series 2001 B, 0.4% tender 12/6/12, CP mode (f)	8,600	8,600
		68,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2012 A1, 2.5% 5/1/13	$ 7,290	$ 7,359
Maryland - 0.5%
Baltimore County Gen. Oblig.:
Bonds:
Series 2004, 5% 8/1/13	2,250	2,322
Series 2012, 5% 8/1/13 (b)	1,000	1,030
Series 2011:
0.18% 12/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,940	12,940
0.19% 12/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	31,000	31,000
0.2% 12/13/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	53,000	53,000
Maryland Gen. Oblig. Bonds:
First Series 2001, 5.5% 3/1/13	7,285	7,381
First Series 2007, 5% 3/15/13	5,950	6,032
Maryland Stadium Auth. Sports Facilities Bonds Series 2011 B, 1.5% 12/15/12 (f)	6,555	6,558
Montgomery County Gen. Oblig. Bonds Series 2010 A, 5% 8/1/13	1,500	1,548
		121,811
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.5% tender 12/13/12, CP mode (f)	24,400	24,400
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 1/9/13, CP mode	8,100	8,100
Series 1993 A, 0.45% tender 12/13/12, CP mode	15,000	15,000
Series 1993 B:
0.5% tender 12/7/12, CP mode	7,150	7,150
0.5% tender 12/14/12, CP mode	950	950
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.4% tender 12/6/12, CP mode (f)	1,100	1,100
		56,700
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Series 6, 0.21% 1/17/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	32,240	32,240
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.18% tender 12/3/12, CP mode	$ 26,030	$ 26,030
0.18% tender 12/6/12, CP mode	9,900	9,900
0.19% tender 2/4/13, CP mode	26,025	26,025
		94,195
Minnesota - 0.3%
Hennepin County Gen. Oblig. Bonds Series 2012 A, 3% 12/1/12	2,375	2,375
Metropolitan Council Gen. Oblig. Rev. Bonds:
Series 2011 C, 0.25% 3/1/13	10,000	10,000
Series 2012 C, 3% 3/1/13	12,390	12,476
Minnesota Gen. Oblig. Bonds Series 2012 B, 5% 8/1/13	5,850	6,036
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2009 A, 5% 1/1/13	2,240	2,249
Univ. of Minnesota Gen. Oblig.:
Bonds Series 2011 A, 5% 12/1/13	2,000	2,094
Series 2007 C:
0.18% 12/5/12, CP	11,600	11,600
0.18% 12/6/12, CP	9,050	9,050
Series 2009 D:
0.18% 12/4/12, CP	4,000	4,000
0.18% 12/4/12, CP	4,350	4,350
0.19% 2/6/13, CP	9,000	9,000
		73,230
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds (Notes Proj.) Series 2005 C, 5% 12/1/12	4,980	4,980
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.21%, tender 1/9/13 (c)(h)	10,000	10,000
		14,980
Missouri - 0.2%
Missouri Board of Pub. Buildings Spl. Oblig. Bonds Series 2003 A, 5% 10/15/13 (Pre-Refunded to 10/15/13 @ 100)	2,240	2,331
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) 0.18% tender 12/3/12, LOC Bank of Nova Scotia New York Branch, CP mode	22,000	22,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Bonds Series 2005, 5% 5/1/13	$ 1,000	$ 1,020
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	16,300	16,443
		41,794
Montana - 0.0%
Montana Board of Invt. Bonds Series 1998, 0.22%, tender 3/1/13 (c)	6,470	6,470
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Series 2012 A:
0.22% 12/4/12, CP	13,500	13,500
0.22% 12/5/12, CP	5,200	5,200
0.22% 12/11/12, CP	15,000	15,000
		33,700
Nevada - 0.2%
Clark County Fuel Tax Bonds Series 2010 D, 5% 7/1/13	3,735	3,837
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.19% 12/10/12, LOC JPMorgan Chase Bank, CP	26,900	26,900
Series 2006 B, 0.19% 12/10/12, LOC Wells Fargo Bank NA, CP	29,700	29,700
		60,437
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 1/9/13, CP mode (f)	8,350	8,350
Series 1990 B, 0.5% tender 12/7/12, CP mode	19,800	19,800
Series A1, 0.4% tender 12/6/12, CP mode (f)	35,500	35,500
New Hampshire Gen. Oblig. Bonds:
Series 2009 B, 5% 3/1/13	5,450	5,515
Series 2010 B, 3% 6/1/13	4,055	4,111
Rockingham County Gen. Oblig. TAN 0.75% 12/20/12	13,500	13,504
		86,780
New Mexico - 0.0%
New Mexico Gen. Oblig. Bonds Series 2008 A, 5% 3/1/13	4,560	4,615
New York - 1.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.22% 12/13/12, CP	25,200	25,200
Series 7, 0.23% 8/16/13, CP	34,200	34,200
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp. Bonds Series 2007 A, 5% 4/1/13	$ 8,520	$ 8,656
New York Metropolitan Trans. Auth. Rev.:
Series 2C, 0.18% 12/5/12, LOC Royal Bank of Canada, CP	88,300	88,300
Series 2D, 0.22% 12/6/12, LOC Citibank NA, CP	30,000	30,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/13	3,225	3,276
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 A, 3% 3/15/13	5,000	5,040
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	60,685	61,050
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	32,900	32,972
		288,694
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Bonds 131st Series, 5% 12/15/12 (f)	2,000	2,004
Series 2012 B, 0.2% 3/1/13, CP	12,080	12,080
		14,084
North Carolina - 0.3%
Board of Governors of the Univ. of North Carolina:
Series 2012 D:
0.19% 2/13/13, CP	10,300	10,300
0.19% 3/6/13, CP	5,000	5,000
Series D:
0.18% 12/3/12, CP	6,400	6,400
0.18% 12/3/12, CP	11,300	11,300
0.19% 2/6/13, CP	3,000	3,000
Charlotte Ctfs. of Prtn. Bonds Series 2012 A, 3% 12/1/12	3,610	3,610
Charlotte Gen. Oblig. Bonds Series 2008, 5% 8/1/13	1,000	1,032
Durham County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,990	7,055
Mecklenburg County Gen. Oblig. Bonds Series 2009 A, 5% 8/1/13	1,250	1,290
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2012 A, 4% 1/1/13	2,995	3,004
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	4,650	4,708
Series 2005 B, 5% 4/1/13	2,350	2,387
Series A, 5.5% 3/1/13	13,750	13,930
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2008 A, 5.25% 1/1/13	3,930	3,946
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Gen. Oblig. Bonds:
Series 2004, 4.5% 3/1/13	$ 5,250	$ 5,306
Series 2007, 5% 3/1/13	1,400	1,416
		83,684
Ohio - 0.3%
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (c)	4,200	4,200
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.2% tender 4/4/13, CP mode	18,650	18,650
0.21% tender 3/6/13, CP mode	12,400	12,400
0.22% tender 5/8/13, CP mode	10,000	10,000
Series 2008 B6, 0.2% tender 1/10/13, CP mode	8,600	8,600
Series 2008 B5, 0.2% tender 1/10/13, CP mode	7,200	7,200
Series 2008 B6, 0.22% tender 5/8/13, CP mode	8,800	8,800
		69,850
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2012 A, 0.19% 12/4/12, LOC State Street Bank & Trust Co., Boston, CP	8,205	8,205
Series 2012, 0.21% 12/4/12, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
		10,705
Oregon - 1.2%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.19% tender 12/11/12, CP mode	20,500	20,500
Series 2003 E:
0.19% tender 12/5/12, CP mode	8,000	8,000
0.19% tender 12/11/12, CP mode	6,000	6,000
0.2% tender 1/22/13, CP mode	10,000	10,000
0.2% tender 2/7/13, CP mode	8,000	8,000
Series 2003 G:
0.19% tender 12/5/12, CP mode	21,525	21,525
0.2% tender 2/1/13, CP mode	14,400	14,400
Series F:
0.18% tender 12/5/12, CP mode	5,000	5,000
0.2% tender 1/22/13, CP mode	15,000	15,000
0.2% tender 1/22/13, CP mode	10,000	10,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.): - continued
Series F:
0.2% tender 2/1/13, CP mode	$ 10,000	$ 10,000
Oregon Gen. Oblig. TAN Series 2012 A, 2% 6/28/13	140,700	142,150
Portland Gen. Oblig. TAN Series 2012, 2% 6/27/13	21,030	21,245
Portland Swr. Sys. Rev. Bonds Series 2008 A, 5% 6/15/13	1,000	1,026
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	16,595	16,595
		309,441
Pennsylvania - 0.1%
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A:
0.21% 12/3/12, LOC Bank of America NA, CP	8,420	8,420
0.23% 12/4/12, LOC Bank of America NA, CP	14,000	14,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2012, 2% 7/2/13	13,300	13,439
		35,859
Rhode Island - 0.0%
Rhode Island & Providence Plantations Bonds Series 2012 B, 2% 10/15/13	2,370	2,405
South Carolina - 1.2%
Aiken County Consolodated School District Bonds Series 2012, 2% 4/1/13	5,750	5,784
Charleston County School District:
Bonds:
Series 2010 A, 3% 2/1/13	4,020	4,039
Series 2012 B, 5% 3/1/13	16,880	17,083
TAN Series 2012, 1% 4/1/13	51,500	51,636
Darlington County School District Bonds Series 2012, 1.25% 5/1/13 (South Carolina Gen. Oblig. Guaranteed)	5,000	5,020
Florence City School District #1 Bonds Series 2012, 3% 3/1/13	11,980	12,063
Lancaster County School District Bonds 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	9,060	9,100
Oconee County School District Bonds Series 2012, 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	5,515	5,539
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2012 A, 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	56,600	56,853
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds: - continued
Series 2012 D, 1.75% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	$ 22,300	$ 22,386
Series 2012 E, 4% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	3,765	3,801
South Carolina Gen. Oblig. Bonds:
Series 2011 A:
5% 3/1/13	5,000	5,059
5% 3/1/13	2,000	2,024
Series 2012 A, 4% 4/1/13	5,880	5,954
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Bonds Series 2012 C, 5% 12/1/13	5,000	5,237
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 A:
0.21% 12/12/12, CP	15,126	15,126
0.21% 12/13/12, CP	11,490	11,490
Series 2010 B:
0.22% 12/4/12, CP	18,420	18,420
0.22% 1/8/13, CP	4,844	4,844
0.21% 12/11/12, CP	25,000	25,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 12/3/12, CP mode	22,400	22,400
York County School District #4 Bonds Series 2012 B, 4% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	8,400	8,479
		317,337
Tennessee - 0.0%
Tennessee Gen. Oblig. Bonds:
Series 1999 A, 5% 5/1/13	1,845	1,881
Series 2008 A, 5% 9/1/13	3,835	3,973
		5,854
Texas - 7.3%
Alief Independent School District Bonds Series 2012, 2% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,235	2,243
Austin Elec. Util. Sys. Rev. Series 2012 A, 0.19% 12/18/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	76,900	76,900
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,950	20,950
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Conroe Independent School District Bonds Series 2012 A, 2% 2/15/13 (Permanent School Fund of Texas Guaranteed)	$ 1,515	$ 1,521
Dallas Independent School District Bonds Series 2009, 5% 2/15/13	1,000	1,010
Dallas North Texas Tollway Auth. Series 2010 A1, 0.23% 12/4/12, LOC Bank of America NA, CP	7,200	7,200
Eanes Independent School District Bonds Series 2011, 3% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,018
Fort Bend Independent School District Bonds Series 2009, 4% 2/15/13	1,000	1,008
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,600	13,600
Harris County Gen. Oblig.:
Bonds:
Series 2012 A, 2% 10/1/13 (b)	4,085	4,143
Series 2012 C, 2% 8/15/13	10,000	10,127
Series A1, 0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,450	6,450
Series D:
0.19% 12/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	17,860	17,860
0.23% 3/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	3,190	3,190
TAN Series 2012:
1% 2/28/13	118,400	118,636
2% 2/28/13	20,300	20,390
Harris County Metropolitan Trans. Auth.:
Series A1:
0.2% 12/5/12 (Liquidity Facility JPMorgan Chase Bank), CP	34,300	34,300
0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series A3, 0.2% 2/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Gen. Oblig. Series 2012 A, 0.27% 12/20/12, LOC Union Bank of California, CP	23,100	23,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.18% 12/4/12, CP	6,725	6,725
Houston Wtr. & Swr. Sys. Rev. Bonds Series C, 0% 12/1/12	18,750	18,750
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	20,835	20,835
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	$ 7,890	$ 7,890
Killeen Independent School District Bonds Series 2012, 3% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,190	2,203
Lower Colorado River Auth. Rev.:
Series 2012 B, 0.24% 12/7/12, LOC Bank of America NA, CP	22,400	22,400
0.2% 2/6/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,900	12,900
0.21% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,750	14,750
0.22% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	42,400	42,400
0.23% 1/8/13, LOC Bank of America NA, CP	18,600	18,600
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,200	7,200
North East Texas Independent School District Bonds Series 2012, 2% 8/1/13 (Permanent School Fund of Texas Guaranteed)	2,155	2,180
North Texas Muni. Wtr. District Upper East Fork Wastewtr. Interceptor Sys. Bonds Series 2012, 2% 6/1/13	2,145	2,164
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.23% tender 1/10/13, LOC JPMorgan Chase Bank, CP mode	11,000	11,000
0.24% tender 1/15/13, LOC JPMorgan Chase Bank, CP mode	10,000	10,000
Plano Gen. Oblig. Bonds Series MS 06 1862, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	11,665	11,665
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2002, 5.375% 2/1/13	7,300	7,364
5.25% 2/1/13	10,000	10,085
Spring Branch Independent School District Bonds Series WF 11 140C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,500	25,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.29%, tender 6/28/13 (c)	6,300	6,300
Texas A&M Univ. Rev. Series 1993 B:
0.18% 12/5/12, CP	52,800	52,800
0.2% 2/7/13, CP	30,600	30,600
Texas Gen. Oblig.:
Bonds Series 2010 B. 5% 4/1/13	3,600	3,657
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
TRAN 2.5% 8/30/13	$ 1,061,000	$ 1,078,995
Texas Muni. Pwr. Agy. Rev. Series 2005:
0.22% 12/4/12, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	7,500	7,500
0.23% 12/3/12, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	14,400	14,400
0.23% 12/3/12, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	10,600	10,600
0.23% 12/4/12, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	10,000	10,000
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 4% 7/1/13	7,220	7,379
Texas State Univ. Sys. Fing. Rev. Bonds 5% 3/15/13	2,000	2,027
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5% 4/1/13	2,970	3,017
Series 2007, 5% 4/1/13	1,000	1,016
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2004 B, 5.25% 8/15/13	8,985	9,303
Series 2002 A:
0.22% 12/4/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,000	11,000
0.22% 12/12/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,439	16,439
Upper Trinity Reg'l. Wtr. District Series 2012 A, 0.23% 12/4/12, LOC Bank of America NA, CP	15,000	15,000
		1,912,290
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B, 0.2% 12/18/12 (Liquidity Facility JPMorgan Chase Bank), CP	55,200	55,200
Series 1997 B1, 0.19% 12/19/12 (Liquidity Facility Bank of Nova Scotia), CP	22,900	22,900
Series 1998 B4, 0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	87,300	87,300
		165,400
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.28%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,775	25,775
Virginia - 0.9%
Fairfax County Gen. Oblig. Bonds Series 2012 A, 3% 4/1/13	10,880	10,981
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.24%, tender 6/28/13 (c)	$ 23,200	$ 23,200
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.95% tender 1/4/13, CP mode (f)	18,200	18,200
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.28%, tender 6/28/13 (c)	14,255	14,255
Series 2012 A, 0.24%, tender 6/28/13 (c)	13,200	13,200
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.18% 12/6/12, CP	13,800	13,800
0.2% 3/19/13, CP	20,500	20,500
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 0.9% tender 1/4/13, CP mode	11,200	11,200
Univ. of Virginia Gen. Rev.:
Bonds Series A:
0.18% tender 12/6/12, CP mode	4,000	4,000
0.2% tender 1/2/13, CP mode	16,629	16,629
Series 2003 A:
0.18% 12/5/12, CP	10,000	10,000
0.18% 12/5/12, CP	3,300	3,300
Virginia Beach Gen. Oblig. Bonds Series 2012 A, 5% 4/1/13	3,250	3,301
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2011 A, 3% 2/1/13	7,690	7,726
(Pub. Higher Ed. Fing. Prog.) Series 2009 B, 5% 9/1/13	7,530	7,799
Series 2001 A, 5% 9/1/13	6,010	6,225
Series 2012 A, 3% 2/1/13	18,635	18,723
Virginia Commonwealth Trans. Board Rev. Bonds:
(Route 28 Proj.) Series 2012, 2% 4/1/13	5,640	5,674
(Trans. Cap. Proj.) 3% 5/15/13	14,365	14,547
(Transprotation District Prog.) Series 2012 A, 2.5% 5/15/13	8,040	8,123
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2004 A, 5% 8/1/13	1,000	1,032
Virginia Pub. School Auth. Bonds:
Series 1997 C, 5% 8/1/13	1,070	1,104
Series XII, 3% 4/15/13	10,385	10,493
		244,012
Washington - 0.4%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Bonds Series 2012 P1, 2% 2/1/13	13,115	13,155
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.):
Series 2004 A, 5.25% 7/1/13	$ 7,505	$ 7,724
Series 2006 A, 5% 7/1/13	1,825	1,876
Series 2008 C, 5% 7/1/13	1,950	2,004
King County Swr. Rev. Bonds Series 2012 B, 5% 1/1/13	8,000	8,032
Port of Seattle Rev. Series 2001 B1, 0.35% 12/14/12, LOC Bank of America NA, CP (f)	17,655	17,655
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	6,540	6,670
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2008, 5% 4/1/13	1,400	1,422
Series 2010 B:
3% 2/1/13	4,350	4,370
4% 2/1/13	1,000	1,006
Spokane County School District #81 Bonds Series 2012, 4% 12/1/13 (Washington Gen. Oblig. Guaranteed) (b)	8,525	8,844
Univ. of Washington Univ. Revs. Bonds Series 2012 C, 2% 7/1/13 (b)	3,050	3,081
Washington Gen. Oblig. Bonds:
Series 2011 A, 5% 1/1/13	1,150	1,155
Series 2013 A, 4% 7/1/13	5,500	5,621
Series 2013 B:
3% 1/1/13	2,880	2,887
3% 7/1/13	4,015	4,080
Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	6,200	6,200
		95,782
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 12/13/12, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.95% tender 1/4/13, CP mode (f)	7,400	7,400
		27,400
Wisconsin - 1.2%
Kenosha Unified School District #001 TRAN 1.5% 2/26/13	5,000	5,014
Madison Gen. Oblig. Bonds Series 2012 A, 2% 10/1/13	3,970	4,028
Milwaukee Gen. Oblig. Bonds Series 2011 N3, 5% 5/15/13	4,300	4,393
Milwaukee School District RAN Series 2012 M11, 1.5% 6/26/13	75,740	76,294
Oshkosh Area School District TRAN 1.5% 6/28/13	8,000	8,056
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.:
Bonds:
Series 1:
5% 5/1/13	$ 2,405	$ 2,453
5.5% 5/1/13	2,000	2,043
Series 2008 C, 4% 5/1/13	5,000	5,078
Series 2009 C, 3% 5/1/13	1,000	1,011
Series 2005 A:
0.18% 12/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	15,700	15,700
0.19% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,041	16,041
Series 2006 A:
0.18% 12/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,300	11,300
0.18% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	27,553	27,553
0.19% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,712	16,712
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,763	13,763
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Ministry Health Care Proj.) Series 2012 A:
0.18% tender 12/3/12, LOC U.S. Bank NA, Cincinnati, CP mode	29,230	29,230
0.18% tender 12/3/12, LOC U.S. Bank NA, Cincinnati, CP mode	15,380	15,380
0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	13,750	13,750
Series 2012 B, 2% 8/15/13	2,425	2,452
Wisconsin Trans. Rev.:
Bonds Series 2009 A, 3.5% 7/1/13	1,000	1,019
Series 1997:
0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 1997:
0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 19,149	$ 19,149
Series 2006 A:
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,836	6,837
		315,169
TOTAL OTHER MUNICIPAL DEBT		7,726,737
Investment Company - 10.2%
	Shares
Fidelity Municipal Cash Central Fund, 0.17% (d)(e)	2,664,079	2,664,079
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $25,987,563)		25,987,563
NET OTHER ASSETS (LIABILITIES) - 0.3%		79,475
NET ASSETS - 100%		$ 26,067,038
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,500,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $326,860,000 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 23,525
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/8/11 - 2/2/12	$ 20,950
California Health Facilities Fing. Auth. Rev. Bonds Series WF 12 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 26,360
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 13,535
Security	Acquisition Date	Cost (000s)
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.23%, tender 1/23/13 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 9,710
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/12/11 - 4/13/11	$ 13,600
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	3/27/08 - 5/31/12	$ 14,145
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12 - 11/29/12	$ 20,835
Judson Independent School District Bonds Series MS 06 1859, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	2/15/11 - 4/2/12	$ 7,890
Security	Acquisition Date	Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.21%, tender 1/9/13	7/11/12	$ 10,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	1/25/12	$ 7,200
Plano Gen. Oblig. Bonds Series MS 06 1862, 0.27%, tender 5/23/13 (Liquidity Facility Wells Fargo & Co.)	11/28/12	$ 11,665
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11 - 7/3/12	$ 16,595
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 21,985
Security	Acquisition Date	Cost (000s)
Spring Branch Independent School District Bonds Series WF 11 140C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/15/11 - 2/2/12	$ 25,500
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	5/3/12 - 9/10/12	$ 24,425
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/2/12	$ 8,600
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	11/10/11	$ 18,365
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.28%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	5/3/12	$ 25,775
Security	Acquisition Date	Cost (000s)
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.27%, tender 5/9/13 (Liquidity Facility Wells Fargo Bank NA)	11/1/12	$ 6,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 974
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2012, the cost of investment securities for income tax purposes was $25,987,563,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

November 30, 2012

1.810720.108

SMM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series MT 719, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(e)	$ 2,000	$ 2,000
Univ. of Alabama Gen. Rev. Participating VRDN Series WF 12 83C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,800	1,800
		3,800
Alaska - 1.1%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	2,850	2,850
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.17% 12/7/12 (ConocoPhillips Guaranteed), VRDN (b)	2,400	2,400
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.17% 12/7/12 (ConocoPhillips Guaranteed), VRDN (b)	6,600	6,600
		11,850
Arizona - 3.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 B, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	600	600
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.17% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	11,195	11,195
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.18% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.19% 12/7/12, LOC Freddie Mac, VRDN (b)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,115	2,115
Series Putters 3708Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,875	5,875
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	3,500	3,500
		36,285
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - 2.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 1,800	$ 1,800
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,100	6,100
Series 2005 B1, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	4,600	4,600
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.16% 12/7/12, LOC Citibank NA, VRDN (b)	2,550	2,550
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.16% 12/7/12, LOC Citibank NA, VRDN (b)	2,600	2,600
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.17% 12/7/12, LOC Bank of America NA, VRDN (b)	2,800	2,800
Riverside Elec. Rev. Series 2008 C, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.17% 12/7/12, LOC Bank of America NA, VRDN (b)	1,595	1,595
		23,045
Colorado - 1.8%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	600	600
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0040, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,700	3,700
Series ROC II R 12312, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,705	3,705
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.28% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	7,405	7,405
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.17% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 500	$ 500
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
		19,910
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 7 05 3031, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,300	4,300
Delaware - 0.9%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.43% 12/7/12, VRDN (b)	5,500	5,500
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.17% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
		9,700
District Of Columbia - 1.2%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.22% 12/7/12, LOC Bank of America NA, VRDN (b)	1,060	1,060
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	900	900
(The AARP Foundation Proj.) Series 2004, 0.17% 12/7/12, LOC Bank of America NA, VRDN (b)	1,500	1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.18% 12/7/12, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
(Georgetown Univ. Proj.) Series 2007 C1, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,225	2,225
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.16% 12/7/12, LOC Bank of America NA, VRDN (b)	1,600	1,600
		13,185
Florida - 6.6%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.17% 12/7/12, LOC Freddie Mac, VRDN (b)	3,165	3,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series putters 2996, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 100	$ 100
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)	1,100	1,100
Highlands County Health Facilities Auth. Rev. Series 2012 I, 0.15% 12/7/12, VRDN (b)	25,000	25,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)	2,650	2,650
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.2% 12/7/12, LOC Bank of America NA, VRDN (b)	1,300	1,300
Orlando & Orange County Expressway Auth. Rev. Series 2003 C2, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,600	2,600
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.2% 12/7/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.2% 12/7/12, LOC Bank of America NA, VRDN (b)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,875	9,875
(Suncoast Hospice Proj.) Series 2004, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,505	1,505
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.17% 12/7/12, LOC Freddie Mac, VRDN (b)	5,000	5,000
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.2% 12/3/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	995	995
USF College of Medicine Health Facilities Series 2006 A1, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.17% 12/7/12, LOC Fannie Mae, VRDN (b)	$ 1,050	$ 1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	4,600	4,600
		72,665
Georgia - 0.9%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.17% 12/7/12, LOC Bank of America NA, VRDN (b)	1,600	1,600
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.18% 12/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,500	2,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	4,300	4,300
Muni. Elec. Auth. of Georgia Series 1985 B, 0.17% 12/7/12, LOC Barclays Bank PLC, VRDN (b)	1,500	1,500
		9,900
Hawaii - 1.5%
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 12 14, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	600	600
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,665	4,665
Series ROC II R 11910, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,880	3,880
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.16% 12/7/12, LOC Freddie Mac, VRDN (b)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
		16,445
Illinois - 4.6%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.17% 12/7/12, LOC Barclays Bank PLC, VRDN (b)	700	700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.:
Series 2004 A2, 0.17% 12/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	$ 3,915	$ 3,915
Series 2004 A3, 0.17% 12/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,550	1,550
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	18,900	18,900
(Edward Hosp. Obligated Group Proj.) Series 2009 A, 0.2% 12/7/12, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
(Museum of Science & Industry Proj.) Series 2009 C, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (b)	1,000	1,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.17% 12/7/12, LOC Northern Trust Co., VRDN (b)	2,100	2,100
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.17% 12/7/12, LOC Freddie Mac, VRDN (b)	500	500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. 0.18% 12/7/12, LOC Citibank NA, VRDN (b)	5,900	5,900
Metropolitan Pier & Exposition Participating VRDN Series MS 3214, 0.17% 12/7/12 (Liquidity Facility Cr. Suisse) (b)(e)	500	500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	7,200	7,200
		50,665
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.21% 12/7/12, LOC Royal Bank of Scotland PLC, VRDN (b)	3,400	3,400
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,005	3,005
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 E, 0.17% 12/7/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
		8,405
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.19% 12/7/12, VRDN (b)	5,900	5,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.17% 12/7/12, VRDN (b)	$ 1,500	$ 1,500
Series 2009 A, 0.17% 12/7/12, VRDN (b)	1,515	1,515
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.4% 12/7/12, VRDN (b)	1,250	1,250
0.44% 12/7/12, VRDN (b)	200	200
(NuStar Logistics L.P. Proj.) Series 2010, 0.18% 12/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	1,300	1,300
(NuStar Logistics LP Proj.) Series 2010 B, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
		7,765
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.18% 12/7/12, LOC Fannie Mae, VRDN (b)	1,200	1,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.19% 12/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	3,100	3,100
		5,300
Massachusetts - 0.6%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.19% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Series Putters 2479Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,100	3,100
		6,600
Michigan - 1.1%
Michigan Bldg. Auth. Rev. Series 2011 IIB, 0.16% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,400	1,400
Michigan Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11988, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev. Participating VRDN: - continued
Series WF 11 111C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	$ 2,500	$ 2,500
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,300	1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.16% 12/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,200	4,200
		12,400
Minnesota - 0.9%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,860	6,860
Oak Park Heights Multi-family Rev. 0.18% 12/7/12, LOC Freddie Mac, VRDN (b)	3,120	3,120
		9,980
Mississippi - 0.8%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.21% 12/7/12, LOC Bank of America NA, VRDN (b)	8,500	8,500
Missouri - 1.0%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	3,000	3,000
		11,000
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,500	5,500
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Putters 3700 Z, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
		10,500
Nevada - 0.5%
Clark County Arpt. Rev. Series 2008 D 2B, 0.16% 12/7/12, LOC Royal Bank of Canada, VRDN (b)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 2,800	$ 2,800
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.16% 12/7/12, LOC Union Bank of California, VRDN (b)	1,500	1,500
		5,500
New Mexico - 1.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.16% 12/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,775	11,775
New York - 2.4%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.3% 12/7/12, LOC KeyBank NA, VRDN (b)	100	100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 2559, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775	1,775
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Putters 3857, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,500	2,500
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series EGL 07 0003, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (330 West 39th Street Hsg. Proj.) Series 2010 A, 0.27% 12/7/12, LOC Bank of America NA, VRDN (b)	1,100	1,100
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
		26,475
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey Participating VRDN Series ROC II R 14020, 0.17% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
North Carolina - 2.1%
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 0139, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Series Putters 3649, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
Series 2011, 0.16% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 1,000	$ 1,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 A1, 0.19% 12/7/12, LOC Bank of America NA, VRDN (b)	1,925	1,925
(WakeMed Proj.) Series 2009 B, 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,200	1,200
Participating VRDN Series MT 814, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(e)	3,830	3,830
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
		22,855
Ohio - 1.6%
Akron Bath Copley Hosp. District Rev. Series B, 0.17% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,020	4,020
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,360	4,360
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.18% 12/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
		17,810
Oklahoma - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.18% 12/7/12 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)	700	700
Oregon - 0.1%
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,045	1,045
Pennsylvania - 2.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (b)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (b)	$ 3,750	$ 3,750
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.17% 12/7/12, LOC PNC Bank NA, VRDN (b)	1,200	1,200
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.31% 12/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,975	3,975
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (b)	3,275	3,275
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.16% 12/7/12, LOC Fannie Mae, VRDN (b)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.2% 12/7/12, LOC Bank of America NA, VRDN (b)	2,895	2,895
Somerset County Gen. Oblig. Series 2009 A, 0.18% 12/7/12, LOC PNC Bank NA, VRDN (b)	3,445	3,445
		30,030
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.16% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,800	8,800
South Carolina - 1.8%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.2% 12/7/12, LOC Bank of America NA, VRDN (b)	6,831	6,831
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.16% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,165	4,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.22% 12/7/12, LOC Bank of America NA, VRDN (b)	$ 3,500	$ 3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.18% 12/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,900	2,900
		19,396
Tennessee - 2.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.18% 12/7/12, LOC Branch Banking & Trust Co., VRDN (b)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.24% 12/7/12, LOC Bank of America NA, VRDN (b)	3,700	3,700
Series 2003, 0.21% 12/3/12, LOC Bank of America NA, VRDN (b)	900	900
Series 2004, 0.21% 12/3/12, LOC Bank of America NA, VRDN (b)	1,545	1,545
Series 2005, 0.21% 12/3/12, LOC Bank of America NA, VRDN (b)	3,780	3,780
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.2% 12/7/12, LOC Bank of America NA, VRDN (b)	3,600	3,600
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.22% 12/7/12, LOC Bank of America NA, VRDN (b)	5,500	5,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.17% 12/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,500	1,500
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.19% 12/7/12, LOC Bank of America NA, VRDN (b)	1,400	1,400
		27,525
Texas - 2.7%
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.17% 12/7/12, LOC Barclays Bank PLC, VRDN (b)	1,400	1,400
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.18% 12/7/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,460	$ 4,460
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,215	3,215
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,495	1,495
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.18% 12/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,500	1,500
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.17% 12/7/12, LOC Freddie Mac, VRDN (b)	1,300	1,300
Texas Gen. Oblig. Participating VRDN Series Solar 06 57, 0.16% 12/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	1,000	1,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series WF 11 13C, 0.19% 12/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	12,900	12,900
		29,270
Utah - 0.2%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11922, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Virginia - 2.8%
Albemarle County Indl. Dev. Auth. 0.18% 12/7/12, LOC Wells Fargo Bank NA, VRDN (b)	3,165	3,165
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4254, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,830	2,830
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.18% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,130	4,130
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.18% 12/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,860	3,860
		31,185
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - 1.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.17% 12/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 1,000	$ 1,000
King County Gen. Oblig. Participating VRDN Series MT 789, 0.22% 12/7/12 (Liquidity Facility Bank of America NA) (b)(e)	3,210	3,210
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,600	1,600
Vancouver Hsg. Auth. Rev. Series 2008, 0.18% 12/7/12, LOC Freddie Mac, VRDN (b)	4,200	4,200
Washington Gen. Oblig. Participating VRDN Series ROC II R 11889, 0.16% 12/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,250	3,250
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.17% 12/7/12, LOC Union Bank of California, VRDN (b)	2,000	2,000
Participating VRDN Series Putters 4728, 0.19% 12/7/12 (Liquidity Facility Bank of America NA) (b)(e)	1,200	1,200
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Discovery Heights Apt. Proj.) Series 2010, 0.17% 12/7/12, LOC Freddie Mac, VRDN (b)	1,000	1,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.22% 12/7/12, LOC Bank of America NA, VRDN (b)	2,540	2,540
		20,000
Wisconsin - 0.9%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.17% 12/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	7,900	7,900
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 D, 0.15% 12/7/12, LOC Bank of Montreal Chicago CD Prog., VRDN (b)	1,800	1,800
		9,700
TOTAL VARIABLE RATE DEMAND NOTE		625,166
Other Municipal Debt - 31.7%

Alaska - 0.0%
North Slope Borough Gen. Oblig. Bonds Series 2012 A, 1% 6/30/13	500	502
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - 0.4%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.19% 12/6/12, LOC Royal Bank of Canada, CP	$ 2,000	$ 2,000
Series 2012 B, 0.2% 12/4/12, LOC Wells Fargo Bank NA, CP	2,400	2,400
		4,400
California - 1.8%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	1,600	1,600
California Gen. Oblig. RAN:
Series A1, 2.5% 5/30/13	5,000	5,053
Series A2, 2.5% 6/20/13	1,500	1,517
Fresno County Gen. Oblig. TRAN 2% 6/28/13	1,000	1,010
Orange County Sanitation District Ctfs. of Prtn. BAN Series 2012 C, 2% 10/30/13	700	711
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	2,500	2,515
Series 2012 B, 2% 6/28/13	1,100	1,111
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	1,000	1,010
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	1,095	1,095
San Francisco County Trans. Auth. Series 2004 A, 0.2% 3/14/13, LOC Wells Fargo Bank NA, CP	4,000	4,000
		19,622
Colorado - 0.0%
Jefferson County School District #R1 TAN Series 2012, 1.5% 6/28/13	500	504
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 12/6/12, CP mode	1,700	1,700
Connecticut Gen. Oblig. Bonds:
Series 2007 E, 5% 3/15/13	2,000	2,027
Series 2012 F, 1% 9/15/13	600	604
		4,331
District Of Columbia - 0.4%
District of Columbia Rev. Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 0.22% tender 2/19/13, LOC JPMorgan Chase Bank, CP mode	1,300	1,300
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. Bonds: - continued
(Nat'l. Academy of Sciences Proj.) 0.23% tender 12/3/12, LOC Bank of America NA, CP mode	$ 800	$ 800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.21% 2/7/13, LOC JPMorgan Chase Bank, CP	1,900	1,900
0.21% 2/7/13, LOC JPMorgan Chase Bank, CP	700	700
		4,700
Florida - 2.4%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. and Clinics, Inc. Proj.) Series 2008 A, 0.23% tender 12/10/12, LOC Bank of America NA, CP mode	2,400	2,400
Florida Board of Ed. Bonds Series 2009 A, 4% 1/1/13	1,000	1,003
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds Series 1997 B, 6% 7/1/13	955	987
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	3,440	3,440
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 5% 7/15/13	500	515
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.22% 1/10/13, LOC State Street Bank & Trust Co., Boston, CP	3,500	3,500
Indian River County School District TAN Series 2012, 1.25% 6/30/13	500	503
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.24% tender 12/20/12, CP mode	1,800	1,800
Series 1994, 0.24% tender 12/20/12, CP mode	5,545	5,545
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	4,400	4,424
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/13 (Escrowed to Maturity)	500	513
Tampa Health Sys. Rev. Bonds:
Series 2012 B, 0.26%, tender 6/28/13 (b)	1,000	1,000
Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	300	300
		25,930
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - 0.1%
Georgia Muni. Gas Auth. Rev. Bonds (Gas Portfolio III Proj.) Series R, 2% 10/1/13	$ 500	$ 507
Metropolitan Atlanta Rapid Transit Series 2012 D1, 0.2% 2/5/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	400	400
		907
Hawaii - 0.6%
Hawaii Gen. Oblig. Bonds Series 2002 CY, 5.75% 2/1/13	6,695	6,758
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	7,400	7,476
Illinois - 0.2%
Illinois Fin. Auth. Rev. Bonds Series 2012 H, 0.2% tender 3/6/13, CP mode	1,885	1,885
Indiana - 0.1%
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.22% 3/7/13, LOC JPMorgan Chase Bank, CP	900	900
Kansas - 0.0%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.19% 9/1/13 (b)	500	500
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.38% tender 12/10/12, CP mode	600	600
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 12/12/12, CP mode	1,200	1,200
		1,800
Maryland - 1.8%
Baltimore County Gen. Oblig. Series 2011:
0.18% 12/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	960	960
0.19% 12/6/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,800	3,800
0.2% 12/13/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,500	2,500
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2007, 5% 3/1/13	4,950	5,009
Maryland Gen. Oblig. Bonds First Series C, 5% 3/1/13	1,000	1,012
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Trans. Auth. Grant Rev. Bonds Series 2008, 5% 3/1/13	$ 4,975	$ 5,034
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	1,570	1,595
		19,910
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 1/9/13, CP mode	1,700	1,700
Series 1993 A, 0.45% tender 12/13/12, CP mode	800	800
		2,500
Michigan - 0.2%
Michigan Bldg. Auth. Rev. Series 6, 0.21% 1/17/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,300	2,300
Minnesota - 0.0%
Univ. of Minnesota Gen. Oblig. Series 2007 C, 0.18% 12/5/12, CP	500	500
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	1,000	1,009
Nebraska - 0.6%
Omaha Pub. Pwr. District Elec. Rev. Series 2012 A:
0.2% 12/19/12, CP	4,500	4,500
0.22% 12/5/12, CP	2,100	2,100
		6,600
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.5% tender 12/7/12, CP mode	1,200	1,200
New Hampshire Gen. Oblig. Bonds Series 2011 B, 3% 2/1/13	1,000	1,005
		2,205
New Mexico - 0.2%
New Mexico Severance Tax Rev. Bonds Series 2010 D, 4% 7/1/13	2,600	2,657
New York - 2.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 0.22% 12/13/12, CP	1,100	1,100
Series 7, 0.24% 7/29/13, CP	13,000	13,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev. Series 2C, 0.18% 12/5/12, LOC Royal Bank of Canada, CP	$ 3,900	$ 3,900
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	3,100	3,119
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	1,600	1,604
		22,723
North Carolina - 0.6%
Mecklenburg County Gen. Oblig. Bonds Series 2004 C, 5% 3/1/13	1,000	1,012
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	1,735	1,757
Series 2009 A, 5% 3/1/13	3,500	3,542
		6,311
Ohio - 1.7%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.18% tender 12/6/12, CP mode	5,000	5,000
0.18% tender 12/6/12, CP mode	3,000	3,000
0.2% tender 1/10/13, CP mode	9,200	9,200
Univ. of Cincinnati Gen. Receipts BAN Series 2012 B, 2% 5/9/13	1,360	1,370
		18,570
Oklahoma - 0.6%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2012 A:
0.19% 12/4/12, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
0.19% 12/4/12, LOC State Street Bank & Trust Co., Boston, CP	165	165
0.19% 12/4/12, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.22% 12/4/12, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
		6,165
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D, 0.2% tender 2/7/13, CP mode	4,000	4,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.1%
Charleston County School District TAN Series 2012, 1% 4/1/13	$ 2,400	$ 2,406
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2012 A, 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	2,810	2,823
South Carolina Gen. Oblig. Bonds Series 2011 A, 5% 3/1/13	1,000	1,012
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 12/3/12, CP mode	5,500	5,500
		11,741
Tennessee - 0.6%
Knoxville Gen. Oblig. Bonds Series 2012, 1% 5/1/13	5,865	5,884
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/12	1,000	1,000
		6,884
Texas - 7.6%
Austin Elec. Util. Sys. Rev. Series 2012 A, 0.19% 12/18/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,200	3,200
Dallas Independent School District Bonds Series 2009, 5% 2/15/13	2,310	2,333
Dallas North Texas Tollway Auth. Series 2010 A1, 0.23% 12/4/12, LOC Bank of America NA, CP	300	300
Fort Bend Independent School District Bonds Series PZ 124, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	10,345	10,345
Harris County Gen. Oblig.:
Series D, 0.2% 12/18/12 (Liquidity Facility JPMorgan Chase Bank), CP	1,450	1,450
TAN Series 2012, 1% 2/28/13	5,800	5,812
Harris County Metropolitan Trans. Auth.:
Series A1, 0.21% 2/7/13 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Series A3, 0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Houston Gen. Oblig. Series 2012 A, 0.27% 12/20/12, LOC Union Bank of California, CP	1,400	1,400
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	500	500
Lower Colorado River Auth. Rev.:
Series 2012 B, 0.24% 12/7/12, LOC Bank of America NA, CP	1,000	1,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.21% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 1,000	$ 1,000
0.22% 2/14/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,100	2,100
Lubbock Independent School District Bonds Series 2012 A, 2% 2/15/13 (Permanent School Fund of Texas Guaranteed)	1,575	1,581
Plano Independent School District Bonds Series 2010, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,000	2,020
Round Rock Independent School District Bonds Series 2005, 5% 8/1/13 (Permanent School Fund of Texas Guaranteed)	875	902
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2006 A, 5% 2/1/13	1,035	1,043
Texas A&M Univ. Rev. Series 1993 B, 0.18% 12/6/12, CP	2,500	2,500
Texas Gen. Oblig. TRAN 2.5% 8/30/13	24,000	24,406
Texas Muni. Pwr. Agy. Rev. Series 2005:
0.23% 12/3/12, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	600	600
0.23% 12/3/12, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	500	500
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.22% 12/12/12 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	700	700
		83,792
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B1, 0.19% 12/19/12 (Liquidity Facility Bank of Nova Scotia), CP	1,300	1,300
Virginia - 1.3%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.24%, tender 6/28/13 (b)	1,100	1,100
Hampton Gen. Oblig. Bonds Series 2007, 4.25% 1/15/13	4,015	4,035
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2009 A, 5% 2/1/13	2,000	2,016
Virginia Commonwealth Trans. Board Bonds Series 2012 A, 3% 3/15/13	6,960	7,016
		14,167
Washington - 0.6%
Energy Northwest Elec. Rev. Bonds (#1 Proj.) Series 2003 A, 5.5% 7/1/13	1,330	1,371
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Kent School District #145 Gen. Oblig. Bonds (Cr. Enhancement Prog.) Series 2012 A, 2% 12/1/13 (Washington Gen. Oblig. Guaranteed)	$ 1,265	$ 1,287
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/13	1,000	1,016
Snohomish County Pub. Util. District #1 Bonds 5.25% 12/1/12	1,450	1,450
Washington State Ctfs. Prtn. Bonds Series 2012 B, 3% 7/1/13	1,250	1,268
		6,392
Wisconsin - 4.4%
Madison Gen. Oblig. Bonds Series 2012 C, 2% 10/1/13	765	776
Milwaukee Gen. Oblig. Bonds Series 2012 N2, 3% 5/1/13	22,925	23,192
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5.5% 5/1/13	1,000	1,021
Series 2010 C, 5% 5/1/13	1,830	1,866
Series 2005 A:
0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,200	5,200
Series 2006 A, 0.18% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,400	1,400
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds:
(Ministry Health Care Proj.) Series 2012 A, 0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	650	650
Series 2012 B, 2% 8/15/13	500	503
Wisconsin Trans. Rev.:
Series 1997, 0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,125	3,125
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.19% 3/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 3,000	$ 3,000
0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,260	5,260
		48,493
TOTAL OTHER MUNICIPAL DEBT		348,434
Investment Company - 11.4%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.16% (c)(d)	124,640,000	124,640
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,098,240)		1,098,240
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169)
NET ASSETS - 100%		$ 1,098,071
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,680,000 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series PZ 130, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06 - 8/5/10	$ 3,440
Security	Acquisition Date	Cost (000s)
Fort Bend Independent School District Bonds Series PZ 124, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/8/06 - 11/29/12	$ 10,345
Irving Independent School District Bonds Series PT 3954, 0.27%, tender 5/30/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 500
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 1,095
Tampa Health Sys. Rev. Bonds Series WF 12 21 C, 0.24%, tender 3/7/13 (Liquidity Facility Wells Fargo Bank NA)	9/10/12	$ 300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 72
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2012, the cost of investment securities for income tax purposes was $1,098,240,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013